UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23179

First Trust Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Stockholders is attached herewith.

First Trust Alternative Opportunities Fund
This report and the Consolidated Financial Statements contained herein are provided for the general information of the shareholders of the First Trust Alternative Opportunities Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES – 16.4%
30,000,0001	Arts SPV S.r.l. 10.564% (3-Month Euribor+855 basis points), 11/30/20412,3,4	$35,220,592
12,145,5451	Banco Santander, S.A. Series 2024-1 CLN, 11.029% (3-Month Euribor+900 basis points), 6/20/20302,3,4	14,508,209
783,0091	Series 2021-1, Class CLN, 10.994% (3-Month Euribor+900 basis points), 8/15/20372,3,4,5	921,078
2,484,9751	Series 2023-1, 7.994% (3-Month Euribor+600 basis points), 8/15/20372,3,4	2,889,607
6,811,9461	Series Syntotta 5, 10.034% (3-Month Euribor+800 basis points), 12/27/20432,3,4	8,137,068
2,383,8821	Series Syntotta 4, 11.078% (3-Month Euribor+900 basis points), 5/2/20452,3,4	2,827,186
4,486,6131	BNP Paribas Series S1 MEZZ, 11.501% (3-Month Euribor+950 basis points), 10/12/20322,3,4	5,333,054
3,072,531	BNP Paribas – Broadway Series 1, Class JNR, 12.358% (1-Month Term SOFR+800 basis points), 4/12/20312,3,4,5,6	3,095,575
13,164,922	Deutsche Bank AG Series 2021-1X, Class CLN, 12.977% (3-Month Term SOFR+876 basis points), 2/21/20292,3,4,5,6	15,666,257
9,500,0001	Series 2025-1X, Class CLN, 11.439% (3-Month Euribor+950 basis points), 10/25/20352,3,4,5	11,191,442
28,000,000	Granville Ltd. Series 25-1X, 10.630% (1-Month Term SOFR+650 basis points), 2/15/20302,3,4	28,000,000
7,500,000	Series 2023-1X, Class E2, 14.079% (SOFR+0 basis points), 7/31/20312,3,4	7,725,000
30,497,3541	Gregory SPV S.R.L. Series 32XC, 9.764% (3-Month Euribor+775 basis points), 12/30/20452,3,4	35,824,903
10,979,9601	Landesbank Baden-Wuerttemberg Series LION-5 MEZ, 11.016% (3-Month Euribor+900 basis points), 7/31/20342,3,4	12,801,360
19,591,1091	Series LION-6 SNR, 9.666% (3-Month Euribor+765 basis points), 10/30/20362,3,4	23,179,285
6,605,1661	Lloyds Bank PLC Series 2023-1 Z, 14.842% (SONIA+1,088 basis points), 11/19/ 20292,3,4	9,081,926
5,000,0001	8.467% (SONIA+450 basis points), 12/16/20302,3,4	6,732,652
18,942,9801	11.318% (SONIA+735 basis points), 12/16/20302,3,4	25,533,283
10,000,000	Manitoulin Ltd. Series 2023-1X, 14.590% (SOFR+1,025 basis points), 11/1/20282,3,4	9,443,000

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES (Continued)
14,565,897	Mespil Securities No.3 Designated Activity Company Series 2024-1, Class B, 13.680% (2-Month Term SOFR+950 basis points), 7/28/20322,3,4,6	$14,893,630
3,000,0001	Nightingale Ltd. Series 2021-1 LF, 14.967% (SONIA+1,075 basis points), 4/1/20282,3,4	4,034,427
5,500,0001	PYMES Magdalena 9.029% (3-Month Euribor+700 basis points), 12/31/20392,3,4	6,456,915
42,500,0001	Series 12, Class NOTE, 9.029% (3-Month Euribor+700 basis points), 12/31/20392,3,4,5	49,894,341
6,785,8961	Series 7, Class NOTE, 12.016% (3-Month Euribor+1,000 basis points), 12/23/20422,3,4,5	8,145,784
12,630,8761	Series 11, Class NOTE, 8.471% (3-Month Euribor+650 basis points), 7/4/20542,3,4,5	14,792,272
10,000,000	Santander Bank Auto Credit-Linked Notes Series Series 2023-A, Class F, 13.752%, 6/15/20335,7	10,660,140
30,614,1981	Santander Consumer Finance, S.A. Series 2023-1, Class B, 10.463% (3-Month CIBOR+850 basis points), 10/31/20332,3,4,5	4,851,104
114,728,1641	Series 2024-1, 8.716% (3-Month STIBOR+665 basis points), 12/25/20342,3,4	12,156,720
282,969,0001	8.617% (3-Month CIBOR+665 basis points), 6/25/20352,3,4	44,660,155
33,135,0001	8.617% (3-Month CIBOR+665 basis points), 6/25/20352,3,4	5,211,462
5,386,5861	Santander UK PLC Series 2023-2 F2, 15.217% (SONIA+1,100 basis points), 4/22/20332,3,4	7,439,515
10,458,3511	Series 2024-2 F, 14.950% (SONIA+0 basis points), 5/22/20342,3,4	14,306,817
19,000,000	St. Lawrence Corp. Series 2023-1X, Class MEZZ, 14.090% (1-Month Term SOFR+975 basis points), 5/25/20332,3,4,5,6	19,203,110
7,293,603	U.S. Bancorp Series 2025-SUP1, Class R, 11.856% (30-Day SOFR Average+750 basis points), 2/25/20323,4,5,7	7,446,769
5,426,7371	Vale Securities Finance Series 2023-1, Class B, 11.448% (3-Month Euribor+950 basis points), 7/28/20322,3,4,5	6,455,702
	TOTAL ASSET-BACKED SECURITIES
	(Cost $459,980,275)	488,720,340
	BANK LOANS – 13.2%
3,083,333	Accuray, Inc. 1.000%, Delay Draw, 6/4/20304,8	—
18,823,750	8.700% Cash, 6.000% PIK, Term Loan (30-Day SOFR Average+1,050 basis points), 6/4/20303,4,9	14,630,440
2,885,810	Advantage Capital Holdings, LLC 8.000% Cash, 5.000% PIK, Term Loan, 4/14/20274,9,10	2,752,485

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
7,350,000	C3 Rentals, LLC 12.354%, Term Loan, 4/22/20274,10	$7,423,500
43,000,000	Catalyst Brands, LLC 12.405%, Term Loan, 9/16/20304	42,570,000
7,500,000	CherCo, LLC 14.479%, Term Loan, 9/1/20274	7,500,000
3,302,541	CIRE Alto OpCo, LLC 24.090%, Term Loan, 10/31/20254,10	3,302,541
17,412,500	Connect America.com, LLC 9.796%, Term Loan, 12/31/20284,10	17,064,250
2,153,846	Craftmark Bakery Holdings, LLC 0.500%, Revolver (SOFR+525 basis points), 5/6/20314,8	—
441,432	9.558%, Delay Draw (3-Month Term SOFR+525 basis points), 5/6/20313,4,11	431,806
15,076,923	9.558%, Term Loan (3-Month Term SOFR+525 basis points), 5/6/20313,4	14,748,167
23,000,000	Dorel Industries, Inc 7.940%, Term Loan (30-Day SOFR Average+360 basis points), 9/28/20303,4	21,937,315
45,000,000	Family Dollar Stores, LLC 10.815%, Term Loan (30-Day SOFR Average+650 basis points), 7/3/20283,4	45,000,000
517,304	Fenix Topco, LLC 11.050%, Delay Draw, 4/2/20274,10,11	495,060
3,386,835	1.000%, Delay Draw, 3/28/20294,8	—
8,626,036	13.800%, Term Loan, 3/28/20294,10	8,255,117
20,754,781	Ipsen Group Holding GmbH 7.663% Cash, 7.250% PIK, Term Loan, 7/31/20294,9,10	20,038,741
6,930,000	Leonard Valve Company, LLC 9.502%, Term Loan (3-Month Term SOFR+550 basis points), 9/30/20273,4	6,930,000
5,306,456	Litigation Trust Class A- 1 DIP Interest 0.000% Cash, 10.000% PIK, 12/30/20264,9,10	5,306,456
2,647,599	Litigation Trust Class A- 2 Bridge Interest 0.000% Cash, 10.000% PIK, Bridge, 10/30/20264,9,10	2,647,599
6,886,042	Litigation Trust Class A- 2 DIP Interest 0.000% Cash, 10.000% PIK, 12/30/20264,9,10	6,886,042
757,554	Litigation Trust Other Claims 0.000%, Bridge, 10/30/20264	757,554
6,391,359	Lucky Bucks Holdings, LLC 12.500%, Term Loan, 5/29/20284,12	425,000
1,031,250	Medical Technology Solutions, LLC 0.500%, Revolver (SOFR+525 basis points), 6/3/20324,8	—
3,437,500	1.000%, Delay Draw (SOFR+525 basis points), 6/3/20324,8	—
6,531,250	9.583%, Term Loan (30-Day SOFR Average+525 basis points), 6/3/20323,4	6,415,234

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
17,169,733	Minds + Assembly, LLC 10.049%, Term Loan, 10/28/20264,10	$17,101,054
950,521	0.500%, Revolver, 5/3/20294,8	—
38,000,000	Nephorn Pharmaceuticals Corp. 13.498%, Term Loan, 1/31/20284,10	37,810,000
8,407,059	NMA Holdings, LLC 9.026%, Term Loan, 1/2/20284,10	8,381,838
387,265	9.026%, Delay Draw, 7/7/20284,10,11	386,103
1,411,765	0.500%, Revolver, 12/18/20304,8	—
24,474,983	Progress Lighting, LLC 14.325%, Term Loan, 9/18/20294,10	23,850,871
7,224,164	Riccobene Associates 9.316%, Term Loan, 11/12/20274,10	7,144,699
688,356	8.900%, Delay Draw, 1/10/20284,10,11	680,784
744,249	0.500%, Revolver, 10/31/20304,8	—
40,999,219	Shryne Group, Inc. 16.000% Cash, 1.000% PIK, Term Loan, 5/26/20264,9,10	40,999,219
121,269	Summit Spine & Joint Centers 9.077%, Revolver, 3/18/20284,10,11	120,784
13,369,384	9.077%, Term Loan, 3/18/20284,10	13,315,907
4,042,289	1.000%, Delay Draw, 3/25/20314,8	—
1,242,545	Wellbore Integrity Solutions, LLC 12.743%, Term Loan, 10/1/20274,10	1,242,545
2,051,838	15.621%, Term Loan, 10/1/20274,10	2,051,838
5,489,187	West Side Holdco, LLC 13.354%, Term Loan, 9/3/20274,10	5,708,754
	TOTAL BANK LOANS
	(Cost $398,480,571)	394,311,703

Number of Shares
	CLOSED-END FUNDS – 6.8%
886,904	Cliffwater Corporate Lending Fund – Class I	9,551,960
5,525,659	Cliffwater Enhanced Lending Fund – Class I	61,390,073
2,792,707	Opportunistic Credit Interval Fund – Class I13	32,479,182
1,092,644	Palmer Square Capital BDC, Inc.13	13,406,742
3,263,285	Pomona Investment Fund LP14	54,699,181
538,578	StepStone Private Markets – Class I	32,320,072
	TOTAL CLOSED-END FUNDS (Cost $187,112,848)	203,847,210

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS – 17.6%
500,000	720 East CLO Ltd. Series 2023-IA, Class DR, 8.318% (3-Month Term SOFR+400 basis points), 4/15/20383,5,6,7	$509,817
500,000	Series 2023-2A, Class ER, 6.675% (3-Month Term SOFR+550 basis points), 10/15/20383,5,6,7	500,000
1,250,000	Series 2023-2A, Class D1R, 6.925% (3-Month Term SOFR+275 basis points), 10/15/20383,5,6,7	1,250,000
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.125% (3-Month Term SOFR+280 basis points), 7/20/20313,5,6,7	1,003,362
1,500,000	Apidos CLO Ltd. Series 2015-23A, Class DRR, 6.918% (3-Month Term SOFR+260 basis points), 4/15/20333,5,6,7	1,491,115
1,000,000	Series 2017-28A, Class C1R, 7.124% (3-Month Term SOFR+285 basis points), 10/20/20383,5,6,7	1,007,963
1,750,000	Ares CLO Ltd. Series 2016-39A, Class AR3, 5.749% (3-Month Term SOFR+142 basis points), 7/18/20373,5,6,7	1,755,679
500,000	Series 2022-63A, Class D2R, 8.633% (3-Month Term SOFR+435 basis points), 10/15/20383,5,6,7	499,735
9,000,000	ARINI CLO 7 Class SUB, 0.000%,4,8	—
1,000,000	Bain Capital Credit CLO Ltd. Series 2023-1A, Class A1R, 5.725% (3-Month Term SOFR+140 basis points), 7/16/20383,5,6,7	1,005,750
1,000,000	Series 2023-1A, Class D1R, 7.525% (3-Month Term SOFR+320 basis points), 7/16/20383,5,6,7	1,011,626
1,000,000	Series 2023-1A, Class D2R, 8.275% (3-Month Term SOFR+395 basis points), 7/16/20383,5,6,7	1,001,556
1,500,000	Ballyrock CLO Ltd. Series 2019-2A, Class C1R3, 7.629% (3-Month Term SOFR+270 basis points), 10/25/20383,5,6,7	1,500,000
500,000	Series 2019-2A, Class C2R3, 7.629% (3-Month Term SOFR+395 basis points), 10/25/20383,5,6,7	500,000
1,000,000	Barings CLO Ltd. Series 2023-1A, Class D1R, 7.725% (3-Month Term SOFR+340 basis points), 4/20/20383,5,6,7	1,020,407
500,000	Series 2023-1A, Class D2R, 9.325% (3-Month Term SOFR+500 basis points), 4/20/20383,5,6,7	503,299
1,000,000	Battalion CLO Ltd. Series 2020-15A, Class BR, 5.822% (3-Month Term SOFR+150 basis points), 1/17/20333,5,6,7	1,000,125
1,000,000	Benefit Street Partners CLO Ltd. Series 2019-17A, Class D1R2, 7.468% (3-Month Term SOFR+315 basis points), 10/15/20373,5,6,7	1,004,315

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2024-36A, Class D1, 7.268% (3-Month Term SOFR+295 basis points), 1/25/20383,5,6,7	$1,008,306
1,000,000	Series 2024-37A, Class A, 5.668% (3-Month Term SOFR+135 basis points), 1/25/20383,5,6,7	1,004,931
1,500,000	Series 2014-IVA, Class AR5, 5.204% (3-Month Term SOFR+125 basis points), 10/20/20383,5,6,7	1,504,075
4,000,000	BFNS, LLC Series 2022-1A, Class C, 7.000%, 7/10/20353,5,6,7	3,480,124
1,000,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 7.618% (3-Month Term SOFR+330 basis points), 4/15/20353,5,6,7	1,002,504
750,000	Bryant Park Funding Ltd. Series 2023-21A, Class E, 12.799% (3-Month Term SOFR+847 basis points), 10/18/20363,5,6,7	750,000
750,000	Series 2021-17RA, Class ER, 11.255% (3-Month Term SOFR+693 basis points), 1/20/20383,5,6,7	757,465
875,000	Series 2023-20A, Class DR, 7.725% (3-Month Term SOFR+340 basis points), 4/15/20383,5,6,7	893,205
750,000	Series 2023-21A, Class ER, 9.161% (3-Month Term SOFR+525 basis points), 10/18/20383,5,6,7	750,000
1,000,000	Carbone CLO Ltd. Series 2017-1A, Class C, 7.187% (3-Month Term SOFR+286 basis points), 1/20/20313,5,6,7	1,003,975
1,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-4A, Class CR, 8.287% (3-Month Term SOFR+396 basis points), 7/20/20323,5,6,7	1,003,403
1,000,000	Series 2015-4A, Class CR2, 8.287% (3-Month Term SOFR+255 basis points), 7/20/20323,5,6,7	1,000,000
1,000,000	Cedar Funding CLO Ltd. Series 2018-7A, Class DR, 7.075% (3-Month Term SOFR+275 basis points), 1/20/20313,5,6,7	1,003,978
1,000,000	CIFC Funding Ltd. Series 2018-2A, Class D1R, 7.375% (3-Month Term SOFR+305 basis points), 10/20/20373,5,6,7	1,001,313
1,000,000	Cook Park CLO Ltd. Series 2018-1A, Class E, 9.984% (3-Month Term SOFR+566 basis points), 4/17/20303,5,6,7	1,003,863
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A, Class DR, 7.429% (3-Month Term SOFR+311 basis points), 10/15/20303,5,6,7	1,003,508
750,000	Dryden CLO Ltd. Series 2023-102A, Class D1R, 6.805% (3-Month Term SOFR+290 basis points), 10/15/20383,5,6,7	749,980
750,000	Series 2023-102A, Class ER, 9.755% (3-Month Term SOFR+585 basis points), 10/15/20383,5,6,7	749,980

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
750,000	Dryden Senior Loan Fund Series 2013-30A, Class DR, 7.073% (3-Month Term SOFR+286 basis points), 11/15/20283,5,6,7	$754,298
1,000,000	Series 2013-30A, Class ER, 10.223% (3-Month Term SOFR+601 basis points), 11/15/20283,5,6,7	996,007
1,500,000	Series 2013-26A, Class DR, 7.279% (3-Month Term SOFR+296 basis points), 4/15/20293,5,6,7	1,506,806
750,000	Series 2017-54A, Class D, 7.687% (3-Month Term SOFR+336 basis points), 10/19/20293,5,6,7	753,011
1,270,000	Series 2017-49A, Class DR, 7.991% (3-Month Term SOFR+366 basis points), 7/18/20303,5,6,7	1,272,975
750,000	Series 2016-45A, Class DRR, 7.368% (3-Month Term SOFR+305 basis points), 10/15/20303,5,6,7	754,500
1,000,000	Eaton Vance CLO Ltd. Series 2013-1A, Class AR4, 5.623% (3-Month Term SOFR+134 basis points), 10/15/20383,5,6,7	1,004,622
469,183	Elevation CLO Ltd. Series 2018-10A, Class AR, 5.245% (3-Month Term SOFR+92 basis points), 10/20/20313,5,6,7	469,727
1,000,000	Series 2022-6A, Class D1R2, 6.611% (3-Month Term SOFR+270 basis points), 10/17/20383,5,6,7	1,000,000
750,000	Series 2022-6A, Class ER2, 9.061% (3-Month Term SOFR+515 basis points), 10/17/20383,5,6,7	750,000
1,000,000	Elmwood CLO Ltd. Series 2021-3A, Class AR2, 5.558% (3-Month Term SOFR+130 basis points), 7/20/20383,5,6,7	1,005,196
1,250,000	Series 2021-3A, Class DR2, 7.308% (3-Month Term SOFR+305 basis points), 7/20/20383,5,6,7	1,264,617
1,000,000	Series 2021-3A, Class ER2, 10.208% (3-Month Term SOFR+595 basis points), 7/20/20383,5,6,7	1,010,380
1,000,000	Series 2022-1A, Class A1R, 5.579% (3-Month Term SOFR+130 basis points), 10/20/20383,5,6,7	1,005,357
1,000,000	Empower CLO Ltd. Series 2025-1A, Class D2, 8.827% (3-Month Term SOFR+450 basis points), 7/20/20383,5,6,7	1,004,788
1,500,000	Series 2023-2A, Class AR, 5.610% (3-Month Term SOFR+132 basis points), 10/15/20383,5,6,7	1,508,041
1,000,000	Flatiron CLO Ltd. Series 2023-2A, Class D, 9.168% (3-Month Term SOFR+485 basis points), 1/15/20373,5,6,7	1,016,651
1,000,000	Series 2023-2A, Class E, 12.148% (3-Month Term SOFR+783 basis points), 1/15/20373,5,6,7	1,023,080
500,000	Series 2020-1A, Class D2R2, 7.975% (3-Month Term SOFR+395 basis points), 11/20/20383,5,6,7	500,000
750,000	Series 2020-1A, Class ER2, 9.275% (3-Month Term SOFR+525 basis points), 11/20/20383,5,6,7	750,000

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,500,000	Harbor Park CLO Ltd. Series 2018-1A, Class D, 7.487% (3-Month Term SOFR+316 basis points), 1/20/20313,5,6,7	$1,509,208
500,000	Invesco U.S. CLO Ltd. Series 2025-1A, Class E, 10.281% (3-Month Term SOFR+600 basis points), 7/15/20383,5,6,7	504,445
1,000,000	Jamestown CLO Ltd. Series 2018-11A, Class D, 10.602% (3-Month Term SOFR+628 basis points), 7/14/20313,5,6,7	988,458
1,000,000	KKR CLO Ltd. Series 18, Class A1R2, 5.191% (3-Month Term SOFR+105 basis points), 10/18/20353,5,6,7	1,000,686
1,200,000	Madison Park Funding Ltd. Series 2019-34A, Class D1RR, 7.668% (3-Month Term SOFR+335 basis points), 10/16/20373,5,6,7	1,209,689
1,500,000	Magnetite CLO Ltd. Series 2022-35A, Class ER, 11.568% (3-Month Term SOFR+725 basis points), 10/25/20363,5,6,7	1,513,862
2,000,000	Series 2020-26A, Class D1R2, 6.091% (3-Month Term SOFR+250 basis points), 1/25/20383,5,6,7	2,003,980
1,000,000	Series 2020-27A, Class D1RR, 6.584% (3-Month Term SOFR+265 basis points), 10/20/20383,5,6,7	1,000,000
7,000,000	MCF CLO Ltd. Series 2018-1A, Class SUB, 14.533%, 4/18/20365,6,7,10	4,360,320
1,000,000	Menlo CLO Ltd. Series 2024-1A, Class D1, 7.575% (3-Month Term SOFR+325 basis points), 1/20/20383,5,6,7	1,020,038
1,000,000	Series 2025-2A, Class D1, 7.627% (3-Month Term SOFR+330 basis points), 4/20/20383,5,6,7	1,020,407
750,000	Series 2025-3A, Class D, 6.894% (3-Month Term SOFR+300 basis points), 10/16/20383,5,6,7	750,000
1,000,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2022-17A, Class ER, 10.425% (3-Month Term SOFR+610 basis points), 10/20/20373,5,6,7	1,012,595
1,000,000	Series 2022-18A, Class D1R, 7.425% (3-Month Term SOFR+310 basis points), 10/20/20373,5,6,7	998,927
750,000	Series 2021-1A, Class ER, 10.004% (3-Month Term SOFR+606 basis points), 10/23/20373,5,6,7	758,400
1,000,000	Series 2023-19A, Class D1R, 7.318% (3-Month Term SOFR+300 basis points), 7/15/20383,5,6,7	1,011,721
1,000,000	Series 2023-19A, Class D2R, 8.818% (3-Month Term SOFR+450 basis points), 7/15/20383,5,6,7	1,001,661
16,084,782	Mount Logan Funding LP Series 2018-1A, Class SUBR, 19.856%, 1/22/20335,6,7,10	8,561,013

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Mountain View CLO Ltd. Series 2019-2A, Class DR, 8.918% (3-Month Term SOFR+460 basis points), 7/15/20373,5,6,7	$1,004,930
1,000,000	Neuberger Berman CLO Ltd. Series 2016-22A, Class ER2, 11.152% (3-Month Term SOFR+683 basis points), 4/15/20383,5,6,7	1,024,181
1,000,000	Series 2017-16SA, Class A1R2, 5.498% (3-Month Term SOFR+118 basis points), 4/15/20393,5,6,7	1,002,003
13,600,000	Neuberger Berman Loan Advisers CLO Ltd. 0.000%,4,8	—
6,400,000	0.000%, 6/24/202811	6,400,000
8,000,000	Series 2025-60X, Class SUB, 13.507%, 4/22/20395,6,7,10	7,325,794
15,620,000	Series 2025-61X, Class SUB, 14.465%, 7/17/20395,6,7,10	13,747,702
15,735,000	Series 2025-62A, Class SUB, 0.000%, 10/17/20395,6,7,10	13,925,475
1,000,000	New Mountain CLO Ltd. Series CLO-1A, Class DRR, 7.168% (3-Month Term SOFR+285 basis points), 1/15/20383,5,6,7	1,008,345
1,000,000	Newark BSL CLO Ltd. Series 2017-1A, Class CR, 7.730% (3-Month Term SOFR+341 basis points), 7/25/20303,5,6,7	1,002,442
715,000	NYACK Park CLO Ltd. Series 2021-1A, Class D, 7.387% (3-Month Term SOFR+306 basis points), 10/20/20343,5,6,7	715,000
715,000	Series 2021-1A, Class D1R, 0.000% (3-Month Term SOFR+270 basis points), 10/20/20383,5,6,7	715,000
1,000,000	Oaktree CLO Ltd. Series 2022-1A, Class DR, 7.445% (3-Month Term SOFR+310 basis points), 7/15/20383,5,6,7	1,008,581
1,000,000	Series 2022-1A, Class ER, 10.345% (3-Month Term SOFR+600 basis points), 7/15/20383,5,6,7	996,074
700,000	OCP CLO Ltd. Series 2014-5A, Class DR, 10.275% (3-Month Term SOFR+596 basis points), 4/26/20313,5,6,7	678,206
1,000,000	Octagon Investment Partners Ltd. Series 2014-1A, Class DRR, 7.344% (3-Month Term SOFR+301 basis points), 1/22/20303,5,6,7	1,004,031
1,550,000	Series 2013-1A, Class DR2, 7.080% (3-Month Term SOFR+276 basis points), 1/25/20313,5,6,7	1,556,271
1,000,000	OZLM Ltd. Series 2014-6A, Class CT, 7.222% (3-Month Term SOFR+290 basis points), 4/17/20313,5,6,7	1,003,485
1,250,000	Series 2014-6A, Class DS, 10.634% (3-Month Term SOFR+631 basis points), 4/17/20313,5,6,7	1,177,252
2,975,0001	Palmer Square European Loan Funding Series 2022-1X, Class SUB, 0.000%, 10/15/20315,10,13	1,996,477
4,000,0001	Series 2022-2X, Class SUB, 0.000%, 10/15/20315,10,13	—

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
4,000,0001	Series 2022-3X, Class SUB, 0.000%, 4/12/20324,5,10,13	$—
7,100,0001	Series 2023-1X, Class SUB, 0.000%, 11/15/20325,7,10,13	—
8,325,0001	Series 2023-2X, Class SUB, 15.000%, 1/15/20335,10,13	8,068,633
8,200,0001	Series 2023-3X, Class SUB, 15.000%, 5/15/20335,10,13	7,736,495
10,575,0001	Series 2024-1X, Class SUB, 15.000%, 8/15/20335,10,13	9,346,721
14,550,0001	Series 2024-2X, Class SUB, 15.000%, 5/15/20345,10,13	14,058,771
8,150,0001	Series 2024-3X, Class SUB, 15.000%, 5/15/20345,7,10,13	8,737,445
6,200,0001	Series 2025-1X, Class SUB, 11.652%, 10/15/20345,10,13	7,278,704
8,050,0001	Series 2025-2X, Class SUB, 6.693%, 2/15/20355,10,13	9,462,715
2,500,0001	Series 2021-2X, Class SUB, 0.000%, 4/15/20355,10,13	1,874,613
7,250,0001	Series 2025-3X, Class SUB, 0.000%, 7/15/20355,10,13	8,511,388
11,000,0001	Series 2023-2X, Class SUB, 15.000%, 10/15/20365,10,13	8,170,012
14,000,0001	Series 2024-1X, Class SUB, 15.000%, 5/15/20375,10,13	14,042,651
9,425,0001	Series 2024-2X, Class SUB, 15.000%, 10/15/20375,10,13	10,240,067
1,700,0001	Series 2023-1X, Class FR, 10.296% (3-Month Euribor+827 basis points), 1/15/20383,5,13	1,941,726
10,000,0001	Series 2023-1X, Class SUB, 15.000%, 1/15/20385,10,13	8,330,207
4,000,0001	Series 2025-2X, Class F, 10.196% (3-Month Euribor+817 basis points), 7/15/20383,5,13	4,597,088
10,000,0001	Series 2025-2X, Class SUB, 12.136%, 7/15/20385,10,13	11,238,872
6,500,0001	Series 2025-1X, Class SUB, 16.500%, 10/15/20395,10,13	6,751,247
1,250,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/20/20284,5,6,7,10,13	—
2,250,000	Series 2020-4A, Class SUB, 0.000%, 11/25/20284,5,6,7,10,13	—
1,250,000	Series 2021-1A, Class SUB, 0.000%, 4/20/20295,6,7,10,13	—
2,150,000	Series 2021-2A, Class SUB, 0.000%, 5/20/20295,6,7,10,13	127,925
1,500,000	Series 2021-3A, Class SUB, 0.000%, 7/20/20295,6,7,10,13	216,953
3,100,000	Series 2021-4A, Class SUB, 0.000%, 10/15/20295,6,7,10,13	759,500
5,235,000	Series 2022-1A, Class SUB, 0.000%, 4/15/20305,6,7,10,13	1,491,975
6,000,000	Series 2022-2A, Class SUB, 15.000%, 10/15/20305,6,7,10,13	3,607,929
1,250,000	Series 2022-5I, Class SUB, 0.000%, 1/15/20314,5,6,10,13	—
6,250,000	Series 2022-3A, Class SUB, 10.500%, 4/15/20315,6,7,10,13	4,585,813
4,675,000	Series 2023-1A, Class SUB, 0.000%, 7/20/20315,6,7,10,13	—
8,050,000	Series 2022-4A, Class SUB, 12.500%, 7/24/20315,6,7,10,13	5,963,721
6,600,000	Series 2023-2A, Class SUB, 15.000%, 1/25/20325,6,7,10,13	5,296,062
16,250,000	Series 2024-3A, Class SUB, 14.500%, 8/8/20325,6,7,10,13	12,902,526
750,000	Series 2024-1A, Class E, 10.888% (3-Month Term SOFR+657 basis points), 10/15/20323,5,6,7,13	723,712
8,000,000	Series 2024-1A, Class SUB, 15.000%, 10/15/20325,6,7,10,13	6,076,121
17,500,000	Series 2024-2A, Class SUB, 15.000%, 1/15/20335,6,7,10,13	14,774,142
18,800,000	Series 2025-1A, Class SUB, 12.395%, 2/15/20335,6,7,10,13	16,637,011
17,500,000	Series 2025-2A, Class SUB, 8.090%, 7/15/20335,6,7,10,13	17,563,014
8,000,000	Series 2023-3A, Class SUB, 10.916%, 1/20/20375,6,7,10,13	7,573,119
13,760,000	Series 2024-1A, Class SUB, 15.000%, 4/15/20375,6,7,10,13	11,106,358

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
11,000,000	Series 2024-2A, Class SUB, 15.000%, 7/20/20375,6,7,10,13	$8,865,452
6,500,000	Series 2024-3A, Class SUB, 16.500%, 7/20/20375,6,7,10,13	5,565,399
12,750,000	Series 2023-4A, Class SUB, 15.000%, 10/20/20375,6,7,10,13	12,139,433
14,000,000	Series 2024-4A, Class SUB, 15.000%, 1/15/20385,6,7,10,13	12,693,304
4,000,000	Series 2023-1A, Class SUB, 15.000%, 1/20/20385,6,7,10,13	4,026,538
11,500,000	Series 2025-1A, Class SUB, 14.500%, 4/20/20385,6,7,10,13	11,473,842
9,500,000	Series 2023-2A, Class SUB, 15.000%, 7/20/20385,6,7,10,13	7,717,332
8,450,000	Series 2025-2A, Class SUB, 11.665%, 7/20/20385,6,7,10,13	8,574,734
11,800,000	Series 2025-3A, Class SUB, 13.089%, 7/20/20385,6,7,10,13	11,930,390
10,750,000	Series 2025-4A, Class SUB, 13.035%, 10/20/20385,6,7,10,13	10,750,000
650,000	Post CLO Ltd. Series 2021-1A, Class DR, 7.318% (3-Month Term SOFR+300 basis points), 10/15/20343,5,6,7	649,247
1,000,000	Series 2023-1A, Class D, 9.575% (3-Month Term SOFR+525 basis points), 4/20/20363,5,6,7	1,003,616
1,000,000	Series 2024-1A, Class E, 11.125% (3-Month Term SOFR+680 basis points), 4/20/20373,5,6,7	1,013,735
1,000,000	Rad CLO Ltd. Series 2021-15A, Class A1AR, 5.700% (3-Month Term SOFR+136 basis points), 7/20/20403,5,6,7	1,005,201
1,000,000	Regatta Funding Ltd. Series 2019-2A, Class ER, 11.418% (3-Month Term SOFR+710 basis points), 1/15/20333,5,6,7	1,007,747
2,000,000	Series 2016-1A, Class A1R3, 5.050% (3-Month Term SOFR+107 basis points), 6/20/20343,5,6,7	2,000,000
1,500,000	Series 2016-1A, Class A1R2, 5.415% (3-Month Term SOFR+141 basis points), 6/20/20343,5,6,7	1,500,000
1,000,000	Series 2023-2A, Class D, 9.568% (3-Month Term SOFR+525 basis points), 1/25/20373,5,6,7	1,016,144
1,000,000	Series 2017-1A, Class D1R, 8.022% (3-Month Term SOFR+370 basis points), 4/17/20373,5,6,7	1,008,158
1,000,000	Series 2021-3A, Class D1R, 7.418% (3-Month Term SOFR+310 basis points), 10/15/20373,5,6,7	1,008,285
1,500,000	Riserva CLO Ltd. Series 2016-3A, Class DRR, 7.841% (3-Month Term SOFR+351 basis points), 1/18/20343,5,6,7	1,497,375
500,000	Sculptor CLO Ltd. Series 30A, Class ER, 11.087% (3-Month Term SOFR+682 basis points), 7/20/20383,5,6,7	505,099
1,000,000	Series 29A, Class D1R, 7.887% (3-Month Term SOFR+340 basis points), 7/22/20383,5,6,7	1,007,075
1,000,000	Series 29A, Class D2R, 8.837% (3-Month Term SOFR+435 basis points), 7/22/20383,5,6,7	1,004,651
1,000,000	Signal Peak CLO Ltd. Series 2017-4A, Class BR2, 5.808% (3-Month Term SOFR+165 basis points), 10/26/20343,5,6,7	1,000,000

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,000,000	Silver Point CLO Ltd. Series 2025-9A, Class A1, 5.808% (3-Month Term SOFR+152 basis points), 3/31/20383,5,6,7	$2,012,289
1,000,000	Series 2023-2A, Class D1R, 7.475% (3-Month Term SOFR+315 basis points), 4/20/20383,5,6,7	1,014,477
1,000,000	Series 2025-12A, Class A1, 5.312% (3-Month Term SOFR+131 basis points), 10/15/20383,5,6,7	1,000,000
2,325,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.975% (3-Month Term SOFR+265 basis points), 4/21/20383,5,6,7	2,337,725
750,000	THL Credit Wind River CLO Ltd. Series 2015-1A, Class ER, 10.387% (3-Month Term SOFR+606 basis points), 10/20/20303,5,6,7	735,870
666,747	Series 2019-3A, Class AR2, 5.378% (3-Month Term SOFR+106 basis points), 4/15/20313,5,6,7	667,179
1,000,000	Trestles CLO Ltd. Series 2025-8A, Class D1, 7.297% (3-Month Term SOFR+300 basis points), 6/11/20353,5,6,7	999,571
1,500,000	Series 2023-6A, Class A1R, 5.498% (3-Month Term SOFR+118 basis points), 4/25/20383,5,6,7	1,504,121
497,000	Trinitas CLO Ltd. Series 2021-15A, Class E, 12.044% (3-Month Term SOFR+771 basis points), 4/24/20343,5,6,7	488,376
1,500,000	Series 2025-34A, Class D1, 8.327% (3-Month Term SOFR+400 basis points), 4/22/20383,5,6,7	1,529,897
750,000	Series 2025-34A, Class E, 11.487% (3-Month Term SOFR+716 basis points), 4/22/20383,5,6,7	765,334
760,233	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.310% (3-Month Term SOFR+100 basis points), 7/30/20323,5,6,7	758,482
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.175% (3-Month Term SOFR+285 basis points), 7/20/20323,5,6,7	1,002,748
500,000	Voya CLO Ltd. Series 2013-1A, Class CR, 7.529% (3-Month Term SOFR+321 basis points), 10/15/20303,5,6,7	501,387
1,000,000	Series 2018-2A, Class D, 7.329% (3-Month Term SOFR+301 basis points), 7/15/20313,5,6,7	1,003,793
—	Series 2018-3A, Class D, 7.579% (3-Month Term SOFR+0 basis points), 10/15/20313,5,6,7	—
1,250,500	Series 2019-2A, Class D, 8.287% (3-Month Term SOFR+396 basis points), 7/20/20323,5,6,7	1,254,338
1,000,000	Series 2019-1A, Class D1RR, 7.368% (3-Month Term SOFR+305 basis points), 10/15/20373,5,6,7	1,006,191
1,000,000	Series 2020-3A, Class ARR, 5.575% (3-Month Term SOFR+125 basis points), 1/20/20383,5,6,7	1,003,449

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Whitebox CLO Ltd. Series 2023-4A, Class D1R, 8.225% (3-Month Term SOFR+390 basis points), 4/20/20363,5,6,7	$1,002,814
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $540,880,970)	523,446,108
	COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
260,387	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.053%, 2/25/20355,10,15	2
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $0)	2

Number of Shares
	COMMON STOCKS – 2.9%
	CONSUMER DISCRETIONARY – 0.0%
—16	Youlife Group, Inc. – ADR*,6	1
	CONSUMER NON-CYCLICAL – 0.2%
43,669	Olinda SAS4	6,911,268
	CONSUMER STAPLES – 0.1%
23,798	Misfits Market, Inc.4	726,077
2,000,000	Progress Lighting, LLC4,17	956,000
		1,682,077
	FINANCIALS – 1.0%
50,000	A Paradise Acquisition Corp. – Class A*,6	495,000
35,000	AA Mission Acquisition Corp. – Class A*	368,200
110	AIP Capital, LLC4,17	44,982
188,986	Airwallex ESOP Ltd.4	3,114,489
35,000	Aldel Financial II, Inc.*	365,750
35,000	Andretti Acquisition Corp. II – Class A*	366,450
20,250	Archimedes Tech SPAC Partners II Co.*	206,753
22,500	Artius II Acquisition, Inc. – Class A*	227,925
20,000	Bleichroeder Acquisition Corp. I – Class A*	207,800
50,000	Blue Water Acquisition Corp. – Class A*	498,000
31,500	Cayson Acquisition Corp.*	329,490
33,486	Centurion Acquisition Corp. – Class A*	353,277
35,000	Charlton Aria Acquisition Corp. – Class A*	363,300
22,500	Churchill Capital Corp. X – Class A*	289,350
21,424	CO2 Energy Transition Corp.*	217,668
40,000	Columbus Acquisition Corp.*,6	408,400
25,000	Crane Harbor Acquisition Corp. – Class A*	253,250

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
50,000	D Boral ARC Acquisition I Corp. – Class A*	$496,000
11,256	Digital Asset Acquisition Corp. – Class A*	115,036
35,000	DT Cloud Star Acquisition Corp.*	366,800
39,999	EQV Ventures Acquisition Corp. – Class A*	415,190
45,000	Fifth Era Acquisition Corp. I – Class A*,6	457,200
40,000	Freedom Acquisition I Corp. – Class A*	412,000
35,000	Future Vision II Acquisition Corp.*,6	366,100
45,000	Gesher Acquisition Corp. II – Class A*	456,750
20,000	GigCapital7 Corp. – Class A*	210,800
60,098	GP-Act III Acquisition Corp. – Class A*	637,039
25,000	Graf Global Corp. – Class A*	263,500
20,342	Haymaker Acquisition Corp. IV – Class A*	230,678
14,062	Inflection Point Acquisition Corp. III – Class A*	141,464
40,000	Jackson Acquisition Co. II – Class A*	415,200
25,000	K&F Growth Acquisition Corp. II – Class A*	255,500
20,000	Launch One Acquisition Corp. – Class A*	210,400
35,000	Launch Two Acquisition Corp. – Class A*	365,400
117,246	Legato Merger Corp. III*	1,259,222
28,344	Lionheart Holdings – Class A*	297,895
45,000	Live Oak Acquisition Corp. V – Class A*	458,100
75,000	M3-Brigade Acquisition V Corp. – Class A*	791,250
18,750	Maywood Acquisition Corp. – Class A*	191,625
29,900	Melar Acquisition Corp. I – Class A*	314,249
40,000	Mountain Lake Acquisition Corp. – Class A*	412,000
22,500	New Providence Acquisition Corp. III – Class A*	228,825
20,000	Newbury Street II Acquisition Corp. – Class A*	207,100
45,000	NewHold Investment Corp. II – Class A*	458,100
22,500	Oyster Enterprises II Acquisition Corp. – Class A*	225,450
5	Phoenix Aviation Capital, LLC4,17	499,950
35,000	Plum Acquisition Corp. IV – Class A*	361,550
45,000	Quartzsea Acquisition Corp.*	456,750
35,536	Range Capital Acquisition Corp.*	366,376
22,500	Real Asset Acquisition Corp. – Class A*	228,150
13,377	RF Acquisition Corp. II*,6	142,733
35,000	Rising Dragon Acquisition Corp.*,6	364,700
11,250	Rithm Acquisition Corp. – Class A*	115,313
40,000	Roman DBDR Acquisition Corp. II – Class A*	412,400
45,000	Siddhi Acquisition Corp. – Class A*	456,750
66,666	Silver Pegasus Acquisition Corp. – Class A*	664,660
19,998	Silverbox Corp. IV – Class A*	209,379

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
20,000	SIM Acquisition Corp. I – Class A*	$210,000
45,000	Sizzle Acquisition Corp. II*	455,400
100,000	Solarius Capital Acquisition Corp. – Class A*	996,000
40,500	Soulpower Acquisition Corp. – Class A*	408,240
25,000	Stellar V Capital Corp. – Class A*	257,500
26,253	Tavia Acquisition Corp.*,6	271,719
22,500	Texas Ventures Acquisition III Corp. – Class A*	240,975
18,000	Thayer Ventures Acquisition Corp. II*	180,540
42,500	Titan Acquisition Corp. – Class A*	430,100
40,000	Translational Development Acquisition Corp. – Class A*	413,600
28,125	UY Scuti Acquisition Corp.*	287,437
35,000	Vine Hill Capital Investment Corp. – Class A*	374,850
65,000	Voyager Acquisition Corp. – Class A*	679,900
35,000	YHN Acquisition I Ltd.*,6	365,750
		28,619,679
	HEALTH CARE – 0.0%
1	Nephorn Pharmaceuticals Corp.*,4,17	638,104
	SPECIFIED PURPOSE ACQUISITIONS – 0.0%
47,773	IB Acquisition Corp.	506,394
27,573	Trailblazer Merger Corp.4	328,394
		834,788
	TECHNOLOGY – 1.6%
536,989	Chime Financial, Inc. – Class A*	10,831,068
31,979	Epic Games, Inc.4	20,821,847
30,303	Mercury Technologies, Inc.4	3,936,056
786	Raisin SE4	8,798,466
24,155	Workrise Technologies, Inc.4	3,091,357
		47,478,794
	TOTAL COMMON STOCKS (Cost $80,450,414)	86,164,711

Principal Amount ($)
	CORPORATE BONDS – 1.9%
	FINANCIALS – 1.9%
500,000	Bain Capital Specialty Finance, Inc. 5.950%, 3/15/20305	502,895
4,500,000	Barings BDC, Inc. 7.000%, 2/15/20295	4,683,865
1,000,000	Barings Private Credit Corp. 6.150%, 6/11/20305,7	999,165

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
4,500,000	BlackRock TCP Capital Corp. 6.950%, 5/30/20295	$4,642,753
1,000,000	Blue Owl Capital Corp. II 8.450%, 11/15/20265	1,036,385
2,000,000	Blue Owl Capital Corp. III 3.125%, 4/13/20275	1,947,804
1,000,000	Blue Owl Credit Income Corp. 7.950%, 6/13/20285	1,071,509
1,000,000	Blue Owl Technology Finance Corp. 4.750%, 12/15/20255,7	997,545
4,500,000	6.100%, 3/15/20285,7	4,559,274
3,500,000	6.750%, 4/4/20295	3,612,857
40,000	Capital Southwest Corp. 3.375%, 10/1/20265	40,010
1,200,000	Carlyle Secured Lending, Inc. 6.750%, 2/18/20305	1,248,971
150,000	Franklin BSP Capital Corp. 3.250%, 3/30/20265	148,700
4,500,000	7.200%, 6/15/20295	4,664,749
2,000,000	FS KKR Capital Corp. 2.625%, 1/15/20275	1,944,188
2,000,000	3.125%, 10/12/20285	1,854,728
1,932,000	7.875%, 1/15/20295	2,030,884
1,000,000	Golub Capital BDC, Inc. 2.050%, 2/15/20275	964,045
2,000,000	Golub Capital Private Credit Fund 5.800%, 9/12/20295	2,028,066
605,000	MidCap Financial Investment Corp. 4.500%, 7/16/20265	595,647
4,000,000	New Mountain Finance Corp. 6.875%, 2/1/20295	4,111,376
2,700,000	North Haven Private Income Fund, LLC 5.750%, 2/1/20305	2,714,359
1,000,000	Oaktree Specialty Lending Corp. 2.700%, 1/15/20275	970,702
3,000,000	7.100%, 2/15/20295	3,105,948
4,189,000	PennantPark Investment Corp. 4.000%, 11/1/20265	4,068,085
1,000,000	Trinity Capital, Inc. 4.375%, 8/24/20265	986,444
		55,530,954
	TOTAL CORPORATE BONDS (Cost $54,102,716)	55,530,954

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS – 2.9%
5,864,494	Glenmede Secured Options Portfolio – Class Institutional13	$85,680,250
	TOTAL MUTUAL FUNDS (Cost $81,145,131)	85,680,250
	PREFERRED STOCKS – 2.5%
	CONSUMER NON-CYCLICAL – 0.3%
186,058	SF Hawkers, LLC 0.000%,4,17	7,500,000
	CONSUMER STAPLES – 0.1%
83,287	Misfits Market, Inc. Series A-1, 0.000%4,18	2,571,070
	FINANCIALS – 1.3%
160,000	Airwallex (Cayman) Limited Series A, 0.000%,4	2,636,800
282,196	Series B2, 0.000%,4	4,650,590
143,991	Series E, 0.000%,4	2,372,972
100,000	Crescent Capital BDC, Inc. 5.000%, 5/25/20265	2,496,000
9,175	Eagle Point Credit Co., Inc. Series F, 8.000%, 1/31/20295	231,669
351,202	Empower Finance, Inc. Series C , 0.000%4,18	2,844,736
131,854	MidCap Financial Investment Corp. 8.000%, 12/15/20285	3,324,039
20,000	New Mountain Finance Corp. 8.250%, 11/15/20285	505,600
1,575	Phoenix Aviation Capital, LLC 0.000%,4,17	1,322,933
238,339	Ramp Business Corp. Series A-2, 0.000%,4	15,094,009
59,684	Series C-3, 0.000%,4	3,819,179
		39,298,527
	TECHNOLOGY – 0.8%
69,906	Mercury Technologies, Inc. 0.000%,4	9,091,275
34,165	Olinda SAS Series D, 0.000%4,18	5,550,308
1,171,875	Route App, Inc. Series A1, 0.000%4,18	4,476,563
4,873	Workrise Technologies, Inc. Series A, 0.000%,4	626,278
10,200	Series B, 0.000%,4	1,314,984

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	TECHNOLOGY (Continued)
20,468	Series C, 0.000%,4	$2,722,244
6,198	Series D, 0.000%,4	863,629
		24,645,281
	TOTAL PREFERRED STOCKS (Cost $65,293,428)	74,014,878
	PRIVATE INVESTMENT VEHICLES – 28.8%
	INVESTMENT PARTNERSHIPS – 22.4%
N/A19	137 Direct Fund LP, LLC14	9,658,840
N/A19	137 Holdings AP, LLC14	2,750,000
N/A19	137 Holdings MA, LLC14	2,086,730
N/A19	137 Holdings MS, LLC14	1,204,307
N/A19	137 Holdings MS, LLC14	5,000,000
N/A19	137 Holdings RBC II, LLC14	6,326,946
N/A19	137 Holdings RBC, LLC14	5,437,023
N/A19	137 Ventures VI LP14	16,511,893
N/A19	137 Ventures VII LP14	6,000,000
N/A19	Acer Tree Credit Opportunities Partners LP4	25,218,952
N/A19	Arbour Lane Credit Opportunity Fund IV LP14	5,089,005
N/A19	Arlington Capital Partners VI LP14	3,020,933
N/A19	Blue Owl Real Estate Net Lease Property Fund LP14	93,548,767
N/A19	Core Spaces Fund IV LP14	8,098,335
N/A19	DSC Meridian Credit Opportunities Onshore Fund LP4	39,064,689
N/A19	Eisler Capital Multi Strategy Fund LP4	31,901,370
N/A19	FCP Fund VI Avondale Co-Investment LP14,17	20,000,000
N/A19	FCP Fund VI DWG Co-Investment LP14,17	25,000,000
N/A19	FCP Realty Fund VI-A LP14	7,008,097
N/A19	GHO Capital IV LP14	255,397
N/A19	GPS IV LP14	810,181
N/A19	Hedosophia Investments VI G LP14	3,040,206
N/A19	Hedosophia Investments VI H LP14	1,264,286
N/A19	Hedosophia Investments VI I LP14	1,236,000
N/A19	Hedosophia Investments VI J LP14	1,381,136
N/A19	Hedosophia Investors VI E LP14	2,355,965
N/A19	Hedosophia Partners VI LP14	7,316,613
N/A19	Hedosophia SP A LP14	2,177,208
N/A19	Hedosophia SP B LP14	5,201,354
N/A19	Hillpointe Workforce Housing Partners V LP14,17	15,531,030

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	INVESTMENT PARTNERSHIPS (Continued)
N/A19	HS Investments NA18 LP14	$5,428,472
N/A19	HS Investments V F LP14	361,910
N/A19	HS Investments VI A LP14	9,825,570
N/A19	HS Investments VI B LP14	2,651,511
N/A19	Hudson Bay Fund LP4	798,175
N/A19	Kern River Capital, LLC14	867,085
N/A19	KQ Partners Fund LP14	5,508,491
N/A19	Linden Investors LP4	31,694,470
N/A19	Nuveen Real Estate U.S. Cities Industrial Fund LP4	6,875,667
N/A19	Nuveen Real Estate U.S. Cities Multifamily Fund LP4	5,753,121
N/A19	Old Orchard Credit Fund LP4	25,471,077
N/A19	Point72 Capital LP4	32,528,926
N/A19	Prana Absolute Return Fund – Class D4	14,959,500
N/A19	Proterra Credit Fund 3 LP14	2,004,363
N/A19	Quiet OA Access LP14	3,032,586
N/A19	Quiet Select Fund – Class B14	1,262,085
N/A19	Quiet Select Fund – Class C14	2,776,120
N/A19	Quiet Select Fund – Class D14	1,514,899
N/A19	Quiet Select Fund – Class E14	2,021,555
N/A19	Quiet Select Fund – Class F14	1,261,549
N/A19	Quiet SPV R9 LP14	11,053
N/A19	Quiet T1 LP – Class A14	5,508,141
N/A19	Quiet T1 LP – Class B14	1,226,751
N/A19	Quiet Venture I LP14	8,157,563
N/A19	Quiet Venture III LP14	11,959,428
N/A19	RiverNorth Capital Partners LP4,13	19,705,278
N/A19	Savory Fund III Blocked LP14	2,344,222
N/A19	Schonfeld Strategic Partners Fund, LLC4	21,429,367
N/A19	Seer Capital Partners Fund LP14	3,814,428
N/A19	Seer Capital Regulatory Capital Relief Fund LP14	7,304,797
N/A19	TCW Rescue Financing II LP14	6,453,748
N/A19	TPG Tech Adjacencies II Vega LP14	2,076,211
N/A19	TPG Tech Adjacencies II Vital CI LP14	2,235,432
N/A19	US Industrial Club VII, LP14	4,161,053
N/A19	Walleye Opportunities Fund LP4	55,039,659
N/A19	Whitehawk IV-Plus Onshore Fund LP14	6,237,150
		667,756,676

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES – 3.1%
1,226,997	Audax Private Credit Fund, LLC14	$30,915,564
567,119	BC Partners Lending Corp.13,14	11,353,735
795,000	TCW Direct Lending VIII, LLC13,14	49,806,450
		92,075,749

Principal Amount ($)
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS – 3.3%
7,000,000	Antares Loan Funding I Ltd. 2/17/203214	7,820,187
9,768,640	Fortress Credit Opportunities CLO, LLC Series XXVII, 1/28/20354	10,755,273
4,493,700	GPG Loan Funding, LLC 4/29/203414	4,772,602
13,500,000	KCLF Note Issuer I SPV, LLC 12/28/203314	14,025,754
23,669,451	MCF CLO 12, LLC 2/24/20284	26,379,602
11,507,286	NXT Capital CLO, LLC Series 2026-1, 6/24/20284,11	12,087,253
6,899,543	Private Credit Fund C-1 Holdco, LLC Series 2023-1, 7/11/203314	7,168,802
12,353,141	Silver Point Loan Funding, LLC 10/20/203314	13,164,410
		96,173,883
	TOTAL PRIVATE INVESTMENT VEHICLES (Cost $782,981,553)	856,006,308
Number of Shares
	REAL ESTATE INVESTMENT TRUSTS – 7.5%
2,392,449	Bailard Real Estate Investment Trust, Inc.14	74,237,704
8,959,658	CIRE Real Estate Investment Trust, Inc.14	98,017,819
1,992,811	Invesco Real Estate Income Trust, Inc. – Class I4,13	52,251,987
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $214,168,517)	224,507,510
	RIGHTS – 0.0%
50,000	A Paradise Acquisition Corp., Expiration Date: September 10, 2026*,6	8,005
481	Abiomed, Inc., Expiration Date: December 30, 2029*,4	491
39,796	Aimei Health Technology Co., Ltd., Expiration Date: November 12, 2025*	11,939
1,132	Alpha Star Acquisition Corp., Expiration Date: November 14, 2025*	136

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
19,429	Alphatime Acquisition Corp., Expiration Date: November 23, 2025*	$5,767
24,475	AlphaVest Acquisition Corp., Expiration Date: November 14, 2025*	14,930
19,609	Aquaron Acquisition Corp., Expiration Date: November 14, 2025*	5,392
22,500	Artius II Acquisition, Inc., Expiration Date: November 13, 2025*	5,400
26,811	Bayview Acquisition Corp.*	4,290
25,204	Black Hawk Acquisition Corp., Expiration Date: December 26, 2025*	30,245
20,000	Bleichroeder Acquisition Corp. I*	13,600
9,200	Bowen Acquisition Corp., Expiration Date: November 26, 2026*	2,212
31,500	Cayson Acquisition Corp.*	5,040
35,000	Charlton Aria Acquisition Corp., Expiration Date: November 24, 2025*	7,700
21,424	CO2 Energy Transition Corp., Expiration Date: November 13, 2025*	3,963
40,000	Columbus Acquisition Corp., Expiration Date: September 18, 2026*,6	4,804
25,000	Crane Harbor Acquisition Corp., Expiration Date: May 21, 2036*	8,000
160,000	DT Cloud Acquisition Corp., Expiration Date: October 23, 2025*,6	22,416
35,000	DT Cloud Star Acquisition Corp., Expiration Date: December 13, 2025*	7,000
23,028	ESH Acquisition Corp., Expiration Date: November 12, 2025*	4,030
15,490	Eureka Acquisition Corp.*,6	3,718
45,000	Fifth Era Acquisition Corp. I*,6	11,925
29,513	Flag Ship Acquisition Corp.*	5,607
35,000	Future Vision II Acquisition Corp., Expiration Date: December 12, 2025*,6	4,553
23,908	Goldenstone Acquisition Ltd., Expiration Date: November 23, 2025*	4,088
19,947	Horizon Space Acquisition I Corp., Expiration Date: December 13, 2025*	3,192
14,391	Hudson Acquisition I Corp., Expiration Date: November 26, 2025*	2,303
47,773	IB Acquisition Corp., Expiration Date: December 29, 2025*	3,822
14,062	Inflection Point Acquisition Corp. III*	6,187
162,277	Iron Horse Acquisitions Corp., Expiration Date: November 13, 2025*	118,462
40,000	Jackson Acquisition Co. II*	10,000
25,000	K&F Growth Acquisition Corp. II, Expiration Date: November 3, 2025*	3,252
18,750	Maywood Acquisition Corp., Expiration Date: November 13, 2025*	11,250
20,035	Metal Sky Star Acquisition Corp., Expiration Date: December 14, 2025*	503
1,689	Mountain Crest Acquisition Corp. V, Expiration Date: December 14, 2025*	139
40,000	Mountain Lake Acquisition Corp.*	8,000
22,500	Oyster Enterprises II Acquisition Corp., Expiration Date: May 15, 2031*	3,825
45,000	Quartzsea Acquisition Corp., Expiration Date: September 18, 2026*	10,579
1,189	Quetta Acquisition Corp., Expiration Date: November 15, 2025*	1,367

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
35,536	Range Capital Acquisition Corp., Expiration Date: January 13, 2026*	$14,158
13,377	RF Acquisition Corp. II, Expiration Date: November 13, 2025*,6	1,338
35,000	Rising Dragon Acquisition Corp., Expiration Date: November 4, 2025*,6	5,747
45,000	Siddhi Acquisition Corp., Expiration Date: June 3, 2026*	9,045
66,666	Silver Pegasus Acquisition Corp., Expiration Date: November 13, 2025*	16,666
45,000	Sizzle Acquisition Corp. II, Expiration Date: May 26, 2035*	7,650
40,500	Soulpower Acquisition Corp., Expiration Date: May 26, 2035*	7,695
26,253	Tavia Acquisition Corp., Expiration Date: December 19, 2025*,6	5,119
18,000	Thayer Ventures Acquisition Corp. II, Expiration Date: November 13, 2025*	3,240
27,573	Trailblazer Merger Corp., Expiration Date: November 9, 2025*	6,893
28,125	UY Scuti Acquisition Corp., Expiration Date: September 25, 2026*	5,625
3,680	Welsbach Technology Metals Acquisition Corp., Expiration Date: November 9, 2025*	2,098
35,000	YHN Acquisition I Ltd., Expiration Date: November 24, 2025*,6	4,900
	TOTAL RIGHTS (Cost $491)	468,306

Number of Units
	UNITS – 0.5%
	FINANCIALS – 0.5%
50,000	BTC Development Corp.*	505,000
100,000	Chenghe Acquisition III Co.*,6	998,000
100,000	CSLM Digital Asset Acquisition Corp. III Ltd.*	1,010,000
100,000	Drugs Made In America Acquisition II Corp.*	994,500
100,000	Galata Acquisition Corp. II*	998,000
100,000	GSR IV Acquisition Corp.*	1,013,500
44,444	HCM III Acquisition Corp.*	458,218
100,000	Highview Merger Corp.*	1,012,000
35,000	Horizon Space Acquisition II Corp.*	366,800
100,000	M3-Brigade Acquisition VI Corp.*	1,012,000
100,000	McKinley Acquisition Corp.*	999,000
36,000	Pantages Capital Acquisition Corp.*	376,200
100,000	Quantumsphere Acquisition Corp.*	1,013,000
5,250	Renatus Tactical Acquisition Corp.*	60,060
100,000	Spring Valley Acquisition Corp. III*	1,040,000
50,000	Starry Sea Acquisition Corp.*	507,000
99,000	StoneBridge Acquisition II Corp.*	987,030
100,000	Talon Capital Corp.*	1,003,000
100,000	Trailblazer Acquisition Corp.*	1,025,000
		15,378,308
	TOTAL UNITS (Cost $15,218,938)	15,378,308

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	WARRANTS – 0.2%
17,500	AA Mission Acquisition Corp., Expiration Date: July 31, 2030*	$2,800
19,983	Able View Global, Inc., Expiration Date: May 15, 2028*,6	671
3,611,854	Accuray, Inc., Expiration Date: December 31, 2028*	3,850,205
287	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2026*,4	377,118
9,241	Alchemy Investments Acquisition Corp. I, Expiration Date: June 26, 2028*	1,201
17,500	Aldel Financial II, Inc., Expiration Date: October 9, 2029*	8,927
19,429	Alphatime Acquisition Corp., Expiration Date: January 17, 2028*	1,385
17,500	Andretti Acquisition Corp. II, Expiration Date: October 24, 2029*	3,500
10,125	Archimedes Tech SPAC Partners II Co., Expiration Date: April 1, 2030*	3,545
2,223	Beneficient, Expiration Date: March 14, 2028*	32
18,409	Big Tree Cloud Holdings Ltd., Expiration Date: May 31, 2029*,6	600
25,000	Blue Water Acquisition Corp., Expiration Date: December 31, 2026*	3,503
1,466	Cactus Acquisition Corp. 1 Ltd., Expiration Date: October 29, 2026*	44
16,743	Centurion Acquisition Corp., Expiration Date: August 1, 2029*	5,023
5,454,545	CherCo, LLC, Expiration Date: August 31, 2032*,4	—
5,625	Churchill Capital Corp. X, Expiration Date: July 3, 2030*	19,969
162,277	CN Healthy Food Tech Group Corp., Expiration Date: February 16, 2029*	16,390
21,424	CO2 Energy Transition Corp., Expiration Date: August 16, 2028*	2,357
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*	—20
13,333	Concord Acquisition Corp. II, Expiration Date: December 31, 2028*	533
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*	23
935	Corner Growth Acquisition Corp. 2, Expiration Date: June 17, 2026*	33
25,000	D Boral ARC Acquisition I Corp., Expiration Date: May 5, 2030*	5,498
5,628	Digital Asset Acquisition Corp., Expiration Date: March 17, 2030*	3,152
9,836	dMY Squared Technology Group, Inc., Expiration Date: November 21, 2027*	17,410
12,500	Dynamix Corp., Expiration Date: December 5, 2029*	26,250
13,333	EQV Ventures Acquisition Corp., Expiration Date: June 30, 2031*	6,666
1,469	EVe Mobility Acquisition Corp, Expiration Date: December 30, 2028*	59
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*	—20
20,000	Fact II Acquisition Corp., Expiration Date: December 19, 2029*	5,600
19,239	GCL Global Holdings Ltd., Expiration Date: February 12, 2030*	1,193
1,177	Genesis Growth Tech Acquisition Corp., Expiration Date: May 19, 2028*	—20

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
22,500	Gesher Acquisition Corp. II, Expiration Date: March 12, 2030*	$7,200
20,000	GigCapital7 Corp. – Class A, Expiration Date: September 10, 2029*	9,000
280,000	Glass House Brands, Inc., Expiration Date: January 15, 2026*,6	131,600
534	Global Gas Corp., Expiration Date: October 29, 2027*	1
23,908	Goldenstone Acquisition Ltd., Expiration Date: July 15, 2026*	861
30,049	GP-Act III Acquisition Corp., Expiration Date: December 30, 2027*	7,813
12,500	Graf Global Corp., Expiration Date: December 31, 2025*	4,125
10,171	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*	4,068
2,500	HCM II Acquisition Corp., Expiration Date: October 9, 2029*	15,150
1,173	Heramba Electric PLC, Expiration Date: October 9, 2028*,6	7
1,382	Holdco Nuvo Group DG Ltd., Expiration Date: October 23, 2028*,6	1
19,947	Horizon Space Acquisition I Corp., Expiration Date: January 26, 2028*	1,328
14,883	iCoreConnect, Inc., Expiration Date: May 14, 2028*	37
1,235,429	IFit, Inc., Expiration Date: February 24, 3030*,4	—
10,018	Israel Acquisitions Corp., Expiration Date: February 29, 2028*	1,828
23,278	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*	787
21,105	Kodiak AI, Inc., Expiration Date: June 12, 2028*	22,477
10,000	Launch One Acquisition Corp., Expiration Date: August 28, 2029*	2,301
17,500	Launch Two Acquisition Corp., Expiration Date: November 25, 2029*	6,372
58,623	Legato Merger Corp. III, Expiration Date: March 28, 2029*	20,518
14,172	Lionheart Holdings, Expiration Date: August 8, 2029*	3,911
22,500	Live Oak Acquisition Corp. V, Expiration Date: April 16, 2030*	9,454
37,500	M3-Brigade Acquisition V Corp., Expiration Date: September 22, 2030*	45,750
14,950	Melar Acquisition Corp. I, Expiration Date: May 31, 2031*	3,412
20,035	Metal Sky Star Acquisition Corp., Expiration Date: April 1, 2027*	240
1,265	MultiMetaVerse Holdings Ltd., Expiration Date: March 15, 2027*	2
22,811	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*	6,207
16,500	Namib Minerals, Expiration Date: June 5, 2030*,6	2,310
27,873	Nature’s Miracle Holding, Inc., Expiration Date: March 12, 2029*	156
7,500	New Providence Acquisition Corp. III, Expiration Date: April 23, 2030*	3,075
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	—20
10,000	Newbury Street II Acquisition Corp., Expiration Date: December 26, 2030*	2,310
22,500	NewHold Investment Corp. III, Expiration Date: April 17, 2030*	8,100

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
237	Northern Revival Acquisition Corp., Expiration Date: December 31, 2027*	$5
16,328	OSR Holdings, Inc., Expiration Date: February 10, 2028*	660
17,500	Plum Acquisition Corp. IV, Expiration Date: January 30, 2030*	4,727
13,648	Polibeli Group Ltd., Expiration Date: June 23, 2030*,6	1,273
1,990	Presto Automation, Inc., Expiration Date: September 30, 2025*	1
11,250	Real Asset Acquisition Corp., Expiration Date: June 2, 2030*	5,063
3,750	Rithm Acquisition Corp., Expiration Date: April 10, 2030*	2,302
20,000	Roman DBDR Acquisition Corp. II, Expiration Date: February 2, 2030*	10,296
9,833	Semnur Pharmaceuticals, Inc., Expiration Date: April 7, 2027*	983
6,666	Silverbox Corp. IV, Expiration Date: September 23, 2029*	2,933
10,000	SIM Acquisition Corp. I, Expiration Date: August 27, 2029*	3,800
50,000	Solarius Capital Acquisition Corp., Expiration Date: July 16, 2030*,6	9,650
2,102	Spree Acquisition Corp. 1 Ltd., Expiration Date: December 22, 2028*	—20
12,500	Stellar V Capital Corp., Expiration Date: March 23, 2030*	4,451
11,250	Texas Ventures Acquisition III Corp., Expiration Date: May 15, 2031*	12,375
21,250	Titan Acquisition Corp., Expiration Date: June 2, 2030*	6,401
1,544	TNL Mediagene, Expiration Date: June 14, 2028*,6	9
20,000	Translational Development Acquisition Corp., Expiration Date: February 13, 2030*	5,800
17,500	Vine Hill Capital Investment Corp., Expiration Date: October 25, 2029*	28,000
32,500	Voyager Acquisition Corp., Expiration Date: May 15, 2031*	5,525
31,924	Youlife Group, Inc., Expiration Date: July 10, 2030*	3,544
	TOTAL WARRANTS (Cost $4,206,637)	4,791,886
	SHORT-TERM INVESTMENTS – 6.3%
51,870,087	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 3.98%21	51,870,087
136,321,389	UMB Bank, Money Market Special II Deposit Investment, 3.94%21	136,321,389
	TOTAL SHORT-TERM INVESTMENTS (Cost $188,191,476)	188,191,476
	TOTAL INVESTMENTS – 107.5% (Cost $3,072,213,965)	3,201,059,950
	Liabilities in Excess of Other Assets – (7.5)%	(223,612,467)
	TOTAL NET ASSETS – 100.0%	$2,977,447,483

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

ADR – American Depository Receipt
CIBOR – Copenhagen Interbank Offered Rate
Euribor – Euro Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
* Non-income producing security.
1 Principal Amount denoted in local currency.
2 All or a portion of this investment is a holding of FTAOF Cayman Sub1 Ltd.
3 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
4 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
5 Callable.
6 Foreign security denominated in U.S. Dollars.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $408,062,614, which represents 13.71% of the total net assets of the Fund.
8 Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
9 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
10 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
11 A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.
12 Issuer filed for bankruptcy and/or is in default.
13 Affiliated company.
14 Investment valued using net asset value per share as practical expedient.
15 Interest-only security.
16 Amount represents less than 0.5 shares.
17 All or a portion of this investment is a holding of FTAOF Sub1 LLC.
18 Perpetual security. Maturity date is not applicable.
19 Investment does not issue shares.
20 Amount represents less than $0.50.
21 The rate is the annualized seven-day yield at period end.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Securities with Restrictions on Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
137 Direct Fund LP, LLC1	Not Permitted	N/A	$9,754,039	$9,658,840	4/28/2025
137 Holdings AP, LLC1	Not Permitted	N/A	2,750,000	2,750,000	8/14/2025
137 Holdings MA, LLC1	Not Permitted	N/A	1,520,416	2,086,730	10/25/2024
137 Holdings MS, LLC1	Not Permitted	N/A	667,031	1,204,307	8/20/2024
137 Holdings MS, LLC1	Not Permitted	N/A	5,000,000	5,000,000	8/18/2025
137 Holdings RBC II, LLC1	Not Permitted	N/A	4,559,925	6,326,946	6/10/2025
137 Holdings RBC, LLC1	Not Permitted	N/A	2,509,961	5,437,023	4/24/2024
137 Ventures VI, LP1	Not Permitted	N/A	12,414,878	16,511,893	4/16/2024
137 Ventures VII LP1	Not Permitted	N/A	6,005,310	6,000,000	6/20/2025
Acer Tree Credit Opportunities Partners LP1	Quarterly	45 Days	25,000,000	25,218,952	1/31/2025
Arbour Lane Credit Opportunity Fund IV LP1	Not Permitted	N/A	5,146,500	5,089,005	2/27/2025
Arlington Capital Partners VI LP1	Not Permitted	N/A	2,139,110	3,020,933	1/26/2024
Audax Private Credit Fund, LLC1	Not Permitted	N/A	30,579,689	30,915,564	10/30/2024
Bailard Real Estate Investment Trust, Inc.1	Quarterly	30 Days	74,725,000	74,237,704	12/28/2018
BC Partners Lending Corp.1	Not Permitted	N/A	12,500,000	11,353,735	3/6/2023
Blue Owl Real Estate Net Lease Property Fund LP1	Quarterly	60 Days	99,500,000	93,548,767	1/25/2022
CIRE Real Estate Investment Trust, Inc.1	Quarterly2	90 Days	81,774,686	98,017,819	4/4/2023
Cliffwater Corporate Lending Fund – Class I	Quarterly3	N/A	9,056,713	9,551,960	8/4/2020
Cliffwater Enhanced Lending Fund – Class I	Quarterly3	N/A	56,792,620	61,390,073	4/26/2022
Core Spaces Fund IV LP1	Not Permitted	N/A	8,642,685	8,098,335	10/24/2024
DSC Meridian Credit Opportunities Onshore Fund LP1	Quarterly4	65 Days	27,450,000	39,064,689	10/1/2018
Eisler Capital Multi Strategy Fund LP1	Quarterly4	65 Days	29,000,000	31,901,370	12/1/2022
FCP Fund VI Avondale Co-Investment LP1	Not Permitted	N/A	20,000,000	20,000,000	9/29/2025
FCP Fund VI DWG Co-Investment LP1	Not Permitted	N/A	25,000,000	25,000,000	8/21/2025
FCP Realty Fund VI-A LP1	Not Permitted	N/A	8,052,134	7,008,097	5/14/2024
Fortress Credit Opportunities CLO, LLC1	Not Permitted	N/A	9,768,640	10,755,273	1/28/2025
GHO Capital IV LP1	Not Permitted	N/A	255,397	255,397	8/20/2025
GPS IV LP1	Not Permitted	N/A	843,913	810,181	3/7/2025
Hedosophia Investments VI G LP1	Not Permitted	N/A	3,040,206	3,040,206	7/28/2025
Hedosophia Investments VI H LP1	Not Permitted	N/A	1,264,286	1,264,286	6/27/2025
Hedosophia Investments VI I LP1	Not Permitted	N/A	1,236,000	1,236,000	6/23/2025
Hedosophia Investments VI J LP1	Not Permitted	N/A	1,381,136	1,381,136	6/27/2025
Hedosophia Investors VI E LP1	Not Permitted	N/A	2,148,040	2,355,965	12/23/2024
Hedosophia Partners VI LP1	Not Permitted	N/A	5,446,027	7,316,613	5/20/2024
Hedosophia SP A LP1	Not Permitted	N/A	2,085,123	2,177,208	10/30/2024
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Securities with Restrictions on Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Hedosophia SP B LP1	Not Permitted	N/A	$5,019,110	$5,201,354	5/19/2025
Hillpointe Workforce Housing Partner V LP1	Not Permitted	N/A	16,250,000	15,531,030	8/16/2024
HS Investments NA18 LP1	Not Permitted	N/A	3,413,571	5,428,472	8/28/2024
HS Investments V F LP1	Not Permitted	N/A	253,257	361,910	7/31/2023
HS Investments VI A LP1	Not Permitted	N/A	9,851,636	9,825,570	7/11/2024
HS Investments VI B LP1	Not Permitted	N/A	2,544,085	2,651,511	10/15/2024
Hudson Bay Fund LP1	Quarterly4,5	65 Days	—	798,175	4/1/2021
Invesco Real Estate Income Trust, Inc. – Class I	Monthly	30 Days	57,668,831	52,251,987	6/1/2022
Kern River Capital, LLC1	Not Permitted	N/A	750,000	867,085	3/26/2025
KQ Partners Fund LP1	Not Permitted	N/A	2,035,157	5,508,491	5/9/2024
Linden Investors LP1	Quarterly4	65 Days	22,250,000	31,694,470	10/1/2018
MCF CLO 12, LLC1	Not Permitted	N/A	23,669,451	26,379,602	2/24/2025
Nuveen Real Estate U.S. Cities Industrial Fund LP1	Quarterly	45 Days	7,850,084	6,875,667	10/3/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP1	Quarterly	45 Days	7,686,701	5,753,121	4/1/2022
Old Orchard Credit Fund LP1	Quarterly4	65 Days	22,000,000	25,471,077	5/31/2023
Opportunistic Credit Interval Fund – Class I	Quarterly3	N/A	31,782,987	32,479,182	8/16/2022
Point72 Capital LP1	Quarterly4,6	45 Days	20,059,379	32,528,926	4/24/2019
Pomona Investment Fund LP	Quarterly3	75 Days	45,616,015	54,699,181	10/1/2018
Prana Absolute Return Fund – Class D	Quarterly	50 Days	15,000,000	14,959,500	8/29/2025
Proterra Credit Fund 3 LP1	Not Permitted	N/A	2,041,072	2,004,363	8/6/2025
Quiet OA Access LP1	Not Permitted	N/A	3,049,140	3,032,586	9/27/2024
Quiet Select Fund – Class B1	Not Permitted	N/A	1,267,200	1,262,085	1/13/2025
Quiet Select Fund – Class C1	Not Permitted	N/A	2,785,364	2,776,120	1/13/2025
Quiet Select Fund – Class D1	Not Permitted	N/A	1,500,000	1,514,899	2/20/2025
Quiet Select Fund – Class E1	Not Permitted	N/A	2,024,349	2,021,555	3/19/2025
Quiet Select Fund – Class F1	Not Permitted	N/A	1,250,000	1,261,549	6/3/2025
Quiet SPV R9 LP1	Not Permitted	N/A	310,535	11,053	9/20/2023
Quiet T1 LP – Class A1	Not Permitted	N/A	1,963,497	5,508,141	1/29/2024
Quiet T1 LP – Class B1	Not Permitted	N/A	1,234,617	1,226,751	1/27/2025
Quiet Venture I LP1	Not Permitted	N/A	6,362,899	8,157,563	9/30/2025
Quiet Venture III Fund LP1	Not Permitted	N/A	10,200,556	11,959,428	5/6/2024
Rivernorth Capital Partners LP1	Quarterly6	65 Days	15,000,000	19,705,278	6/1/2022
Savory Fund III Blocked LP1	Not Permitted	N/A	1,750,000	2,344,222	3/11/2024
Schonfeld Strategic Partners Fund, LLC1	Quarterly	45 Days	21,000,000	21,429,367	3/28/2025
Seer Capital Partners Fund LP1	Not Permitted	N/A	2,000,000	3,814,428	9/29/2021
Seer Capital Regulatory Capital Relief Fund LP1	Not Permitted	N/A	7,000,000	7,304,797	3/7/2024
StepStone Private Markets – Class I	Quarterly3	N/A	25,954,897	32,320,072	3/26/2021
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Securities with Restrictions on Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
TCW Direct Lending VIII, LLC1	Not Permitted	N/A	$56,373,001	$49,806,450	8/9/2023
TCW Rescue Financing Fund II LP1	Not Permitted	N/A	6,872,411	6,453,748	12/9/2024
TPG Tech Adjacencies II LP1	Not Permitted	N/A	1,500,000	2,076,211	5/15/2024
TPG Tech Adjacencies II Vital CI LP1	Not Permitted	N/A	2,020,000	2,235,432	1/6/2025
US Industrial Club VII, LP1	Not Permitted	N/A	4,662,889	4,161,053	6/17/2025
Walleye Opportunities Fund LP1	Monthly4	30 Days	44,925,000	55,039,659	12/3/2018
Whitehawk IV-Plus Onshore Fund LP1	Not Permitted	N/A	5,600,000	6,237,150	6/29/2023
Totals			$1,110,357,156	$1,211,915,278

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
2 The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 5% of the fair value of the investment in the Real Estate Investment Trust.
3 The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.
4 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
5 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Private Investment Fund.
6 The Private Investment Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Private Investment Fund.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased/ (Sold)	Value At Settlement Date	Value At September 30, 2025	Unrealized Appreciation/ (Depreciation)
PURCHASE CONTRACTS
Euro	BNP Paribas	EUR per USD	6/18/2026	1,600,000	$1,777,920	$1,901,925	$124,005
Euro	BNP Paribas	EUR per USD	11/6/2026	2,808,000	3,146,364	3,351,201	204,837
Euro	BNP Paribas	EUR per USD	7/22/2026	2,608,000	2,836,200	3,105,210	269,010
Euro	BNP Paribas	EUR per USD	4/22/2026	110,000	118,415	129,931	11,516
Euro	BNP Paribas	EUR per USD	4/22/2026	30,000	32,475	35,564	3,089
Euro	BNP Paribas	EUR per USD	2/2/2026	4,275,000	5,072,715	5,052,603	(20,112)
Euro	BNP Paribas	EUR per USD	10/22/2025	80,000	85,584	94,056	8,472
GBP	BNP Paribas	GBP per USD	10/14/2025	448,000	604,128	602,543	(1,585)
TOTAL PURCHASE CONTRACTS					13,673,801	14,273,033	599,232
SALE CONTRACTS
Euro	BNP Paribas	EUR per USD	10/22/2025	(6,000,000)	$(6,715,200)	$(7,054,231)	$(339,031)
Euro	BNP Paribas	EUR per USD	1/22/2026	(670,000)	(786,245)	(791,401)	(5,156)
Euro	BNP Paribas	EUR per USD	3/13/2028	(5,656,000)	(6,447,840)	(6,890,227)	(442,387)
Euro	BNP Paribas	EUR per USD	7/16/2026	(4,000,000)	(4,770,000)	(4,760,989)	9,011
Euro	BNP Paribas	EUR per USD	10/22/2025	(280,000)	(309,064)	(329,197)	(20,133)
Euro	BNP Paribas	EUR per USD	11/14/2025	(90,947,500)	(106,926,976)	(107,058,460)	(131,484)
Euro	BNP Paribas	EUR per USD	3/13/2028	(9,064,000)	(11,017,292)	(11,041,906)	(24,614)
Euro	BNP Paribas	EUR per USD	7/16/2026	(360,000)	(426,852)	(428,633)	(1,781)
Euro	BNP Paribas	EUR per USD	4/22/2026	(410,000)	(483,718)	(486,038)	(2,320)
Euro	BNP Paribas	EUR per USD	10/14/2025	(90,947,500)	(106,726,891)	(106,870,491)	(143,600)
Euro	BNP Paribas	EUR per USD	10/30/2025	(7,250,000)	(8,613,000)	(8,528,408)	84,592
Euro	BNP Paribas	EUR per USD	10/22/2025	(620,000)	(691,610)	(728,937)	(37,327)
Euro	BNP Paribas	EUR per USD	1/22/2026	(320,000)	(358,880)	(377,982)	(19,102)
Euro	BNP Paribas	EUR per USD	1/22/2027	(410,000)	(460,225)	(490,872)	(30,647)
Euro	BNP Paribas	EUR per USD	1/24/2028	(230,000)	(261,970)	(279,613)	(17,643)
Euro	BNP Paribas	EUR per USD	2/20/2026	(5,584,000)	(6,248,496)	(6,606,114)	(357,618)
Euro	BNP Paribas	EUR per USD	2/22/2027	(630,000)	(713,160)	(755,236)	(42,076)
Euro	BNP Paribas	EUR per USD	4/22/2026	(250,000)	(281,000)	(296,364)	(15,364)
Euro	BNP Paribas	EUR per USD	4/22/2027	(430,000)	(484,180)	(516,741)	(32,561)
Euro	BNP Paribas	EUR per USD	4/21/2028	(390,000)	(474,825)	(475,885)	(1,060)
Euro	BNP Paribas	EUR per USD	5/22/2026	(7,040,000)	(7,895,360)	(8,357,632)	(462,272)
Euro	BNP Paribas	EUR per USD	5/24/2027	(650,000)	(738,725)	(782,160)	(43,435)
Euro	BNP Paribas	EUR per USD	6/18/2026	(9,472,000)	(10,656,000)	(11,259,399)	(603,399)
Euro	BNP Paribas	EUR per USD	6/4/2027	(14,224,000)	(16,144,240)	(17,123,898)	(979,658)
Euro	BNP Paribas	EUR per USD	7/30/2027	(8,776,000)	(9,901,083)	(10,589,865)	(688,782)
Euro	BNP Paribas	EUR per USD	8/24/2026	(540,000)	(606,690)	(643,972)	(37,282)
Euro	BNP Paribas	EUR per USD	8/2/2027	(1,120,000)	(1,264,480)	(1,351,656)	(87,176)
Euro	BNP Paribas	EUR per USD	10/22/2025	(210,000)	(234,990)	(246,898)	(11,908)
Euro	BNP Paribas	EUR per USD	10/22/2027	(270,000)	(306,612)	(326,950)	(20,338)
Euro	BNP Paribas	EUR per USD	11/21/2025	(310,000)	(345,805)	(365,068)	(19,263)
Euro	BNP Paribas	EUR per USD	12/23/2026	(1,649,000)	(1,763,606)	(1,971,817)	(208,211)
Euro	BNP Paribas	EUR per USD	4/22/2026	(440,000)	(487,740)	(519,726)	(31,986)
Euro	BNP Paribas	EUR per USD	1/22/2027	(110,000)	(123,530)	(131,697)	(8,167)
Euro	BNP Paribas	EUR per USD	1/21/2028	(290,000)	(351,712)	(352,511)	(799)
Euro	BNP Paribas	EUR per USD	2/20/2026	(540,000)	(603,180)	(638,843)	(35,663)
Euro	BNP Paribas	EUR per USD	2/22/2027	(5,472,000)	(6,013,728)	(6,559,762)	(546,034)
Euro	BNP Paribas	EUR per USD	4/22/2026	(290,000)	(322,625)	(343,783)	(21,158)
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased/ (Sold)	Value At Settlement Date	Value At September 30, 2025	Unrealized Appreciation/ (Depreciation)
Euro	BNP Paribas	EUR per USD	4/22/2027	(130,000)	$(146,380)	$(156,224)	$(9,844)
Euro	BNP Paribas	EUR per USD	5/22/2026	(640,000)	(716,480)	(759,785)	(43,305)
Euro	BNP Paribas	EUR per USD	5/21/2027	(270,000)	(321,975)	(324,857)	(2,882)
Euro	BNP Paribas	EUR per USD	10/22/2026	(440,000)	(491,040)	(523,885)	(32,845)
Euro	BNP Paribas	EUR per USD	7/22/2027	(410,000)	(462,480)	(494,576)	(32,096)
Euro	BNP Paribas	EUR per USD	8/21/2026	(730,000)	(821,250)	(870,429)	(49,179)
Euro	BNP Paribas	EUR per USD	8/20/2027	(5,968,000)	(7,142,502)	(7,207,806)	(65,304)
Euro	BNP Paribas	EUR per USD	10/22/2026	(400,000)	(447,800)	(477,084)	(29,284)
Euro	BNP Paribas	EUR per USD	10/22/2027	(400,000)	(483,400)	(484,370)	(970)
Euro	BNP Paribas	EUR per USD	11/21/2025	(380,000)	(422,674)	(447,503)	(24,829)
Euro	BNP Paribas	EUR per USD	11/6/2026	(10,936,000)	(12,248,320)	(13,051,542)	(803,222)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(142,506)	(153,555)	(11,049)
Euro	BNP Paribas	EUR per USD	1/22/2027	(240,000)	(269,976)	(287,340)	(17,364)
Euro	BNP Paribas	EUR per USD	2/23/2026	(610,000)	(680,760)	(721,773)	(41,013)
Euro	BNP Paribas	EUR per USD	2/22/2027	(270,000)	(320,841)	(323,672)	(2,831)
Euro	BNP Paribas	EUR per USD	4/22/2026	(1,448,000)	(1,595,696)	(1,716,543)	(120,847)
Euro	BNP Paribas	EUR per USD	1/22/2027	(270,000)	(304,749)	(324,465)	(19,716)
Euro	BNP Paribas	EUR per USD	5/22/2026	(740,000)	(830,502)	(878,501)	(47,999)
Euro	BNP Paribas	EUR per USD	10/22/2026	(2,608,000)	(2,914,440)	(3,105,210)	(190,770)
Euro	BNP Paribas	EUR per USD	7/22/2027	(240,000)	(271,752)	(289,508)	(17,756)
Euro	BNP Paribas	EUR per USD	8/21/2026	(330,000)	(359,040)	(393,482)	(34,442)
Euro	BNP Paribas	EUR per USD	4/22/2026	(360,000)	(397,440)	(423,254)	(25,814)
Euro	BNP Paribas	EUR per USD	10/22/2026	(380,000)	(425,410)	(453,230)	(27,820)
Euro	BNP Paribas	EUR per USD	11/24/2025	(550,000)	(611,600)	(647,818)	(36,218)
Euro	BNP Paribas	EUR per USD	4/22/2026	(110,000)	(122,188)	(129,931)	(7,743)
Euro	BNP Paribas	EUR per USD	1/22/2027	(290,000)	(330,542)	(347,202)	(16,660)
Euro	BNP Paribas	EUR per USD	2/2/2026	(4,275,000)	(4,747,388)	(5,052,603)	(305,215)
Euro	BNP Paribas	EUR per USD	4/22/2026	(30,000)	(33,447)	(35,564)	(2,117)
Euro	BNP Paribas	EUR per USD	1/22/2027	(300,000)	(343,200)	(360,517)	(17,317)
Euro	BNP Paribas	EUR per USD	5/22/2026	(420,000)	(454,650)	(498,609)	(43,959)
Euro	BNP Paribas	EUR per USD	10/22/2026	(480,000)	(535,920)	(571,511)	(35,591)
Euro	BNP Paribas	EUR per USD	7/22/2027	(4,208,000)	(4,830,784)	(5,076,036)	(245,252)
Euro	BNP Paribas	EUR per USD	8/21/2026	(350,000)	(412,510)	(417,329)	(4,819)
Euro	BNP Paribas	EUR per USD	4/22/2026	(110,000)	(120,054)	(129,328)	(9,274)
Euro	BNP Paribas	EUR per USD	10/22/2026	(120,000)	(134,340)	(143,125)	(8,785)
Euro	BNP Paribas	EUR per USD	11/21/2025	(880,000)	(982,960)	(1,036,322)	(53,362)
Euro	BNP Paribas	EUR per USD	11/23/2026	(600,000)	(676,500)	(716,571)	(40,071)
Euro	BNP Paribas	EUR per USD	12/15/2025	(70,340,000)	(82,946,335)	(82,949,765)	(3,430)
Euro	BNP Paribas	EUR per USD	4/22/2026	(410,000)	(455,592)	(484,290)	(28,698)
Euro	BNP Paribas	EUR per USD	1/22/2027	(300,000)	(358,710)	(359,175)	(465)
Euro	BNP Paribas	EUR per USD	2/20/2026	(870,000)	(974,226)	(1,029,248)	(55,022)
Euro	BNP Paribas	EUR per USD	4/22/2026	(360,000)	(400,500)	(426,765)	(26,265)
Euro	BNP Paribas	EUR per USD	1/22/2027	(410,000)	(492,082)	(492,707)	(625)
Euro	BNP Paribas	EUR per USD	10/22/2026	(120,000)	(133,860)	(142,878)	(9,018)
Euro	BNP Paribas	EUR per USD	7/22/2027	(310,000)	(373,364)	(373,948)	(584)
Euro	BNP Paribas	EUR per USD	4/22/2026	(80,000)	(88,560)	(94,056)	(5,496)
Euro	BNP Paribas	EUR per USD	10/22/2026	(280,000)	(313,964)	(333,959)	(19,995)
Euro	BNP Paribas	EUR per USD	11/21/2025	(500,000)	(535,400)	(588,820)	(53,420)
Euro	BNP Paribas	EUR per USD	11/20/2026	(9,320,000)	(10,503,640)	(11,129,356)	(625,716)
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased/ (Sold)	Value At Settlement Date	Value At September 30, 2025	Unrealized Appreciation/ (Depreciation)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	$(144,365)	$(153,555)	$(9,190)
Euro	BNP Paribas	EUR per USD	2/20/2026	(400,000)	(430,600)	(473,217)	(42,617)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(144,820)	(154,109)	(9,289)
Euro	BNP Paribas	EUR per USD	5/22/2026	(350,000)	(410,585)	(415,507)	(4,922)
Euro	BNP Paribas	EUR per USD	4/22/2026	(410,000)	(454,198)	(482,039)	(27,841)
Euro	BNP Paribas	EUR per USD	10/22/2026	(360,000)	(408,672)	(429,376)	(20,704)
Euro	BNP Paribas	EUR per USD	11/21/2025	(370,000)	(429,274)	(435,726)	(6,452)
Euro	BNP Paribas	EUR per USD	11/20/2026	(330,000)	(360,855)	(394,065)	(33,210)
Euro	BNP Paribas	EUR per USD	7/22/2026	(250,000)	(279,300)	(297,662)	(18,362)
Euro	BNP Paribas	EUR per USD	4/22/2026	(140,000)	(154,980)	(164,599)	(9,619)
Euro	BNP Paribas	EUR per USD	10/22/2026	(430,000)	(512,044)	(512,865)	(821)
Euro	BNP Paribas	EUR per USD	11/20/2026	(280,000)	(331,380)	(334,358)	(2,978)
Euro	BNP Paribas	EUR per USD	1/22/2026	(270,000)	(299,322)	(318,923)	(19,601)
Euro	BNP Paribas	EUR per USD	2/20/2026	(430,000)	(501,767)	(508,709)	(6,942)
Euro	BNP Paribas	EUR per USD	4/22/2026	(300,000)	(333,840)	(355,637)	(21,797)
Euro	BNP Paribas	EUR per USD	7/22/2026	(370,000)	(418,396)	(440,540)	(22,144)
Euro	BNP Paribas	EUR per USD	1/22/2026	(410,000)	(459,610)	(484,290)	(24,680)
Euro	BNP Paribas	EUR per USD	4/22/2026	(390,000)	(439,140)	(462,328)	(23,188)
GBP	BNP Paribas	GBP per USD	10/14/2025	(25,280,000)	(34,173,504)	(34,000,613)	172,891
GBP	BNP Paribas	GBP per USD	11/14/2025	(25,280,000)	(34,178,560)	(34,002,603)	175,957
SEK	BNP Paribas	SEK per USD	10/14/2025	(65,458,500)	(6,893,561)	(6,959,799)	(66,238)
SEK	BNP Paribas	SEK per USD	11/14/2025	(65,458,500)	(6,906,872)	(6,972,857)	(65,985)
TOTAL SALE CONTRACTS					(553,752,904)	(562,522,766)	(8,769,862)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(540,079,103)	$(548,249,733)	$(8,170,630)

EUR – Euro
GBP – British Pound Sterling
SEK – Swedish Krona
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED PORTFOLIO COMPOSITION
As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Canada	$131,600	0.0%
Cayman Islands	41,737,001	1.2%
European Union	494,092,187	17.2%
Israel	1	0.0%
Switzerland	—	0.0%
United Kingdom	99,029,990	3.3%
United States	2,564,694,016	85.7%
Virgin Islands (British)	1,375,155	0.1%
Total Investments	3,201,059,950	107.5%
Liabilities in Excess of Other Assets	(223,612,467)	(7.5)%
Total Net Assets	$2,977,447,483	100.0%
* This table does not include forward foreign currency exchange contracts. Please refer to the Consolidated Schedule of Investments for information on forward foreign currency exchange contracts.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Asset-Backed Securities	16.4%
Bank Loans	13.2%
Closed-End Funds	6.8%
Collateralized Loan Obligations	17.6%
Collateralized Mortgage Obligations	0.0%
Common Stocks
Consumer Discretionary	0.0%
Consumer Non-Cyclical	0.2%
Consumer Staples	0.1%
Financials	1.0%
Health Care	0.0%
Specified Purpose Acquisitions	0.0%
Technology	1.6%
Total Common Stocks	2.9%
Corporate Bonds
Financials	1.9%
Mutual Funds	2.9%
Preferred Stocks
Consumer Non-Cyclical	0.3%
Consumer Staples	0.1%
Financials	1.3%
Technology	0.8%
Total Preferred Stocks	2.5%
Private Investment Vehicles
Investment Partnerships	22.4%
Non-Listed Business Development Companies	3.1%
Private Collateralized Loan Obligations	3.3%
Total Private Investment Vehicles	28.8%
Real Estate Investment Trusts	7.5%
Rights	0.0%
Units
Financials	0.5%
Warrants	0.2%
Short-Term Investments	6.3%
Total Investments	107.5%
Liabilities in Excess of Other Assets	(7.5)%
Total Net Assets	100.0%
* This table does not include forward foreign currency exchange contracts. Please refer to the Consolidated Schedule of Investments for information on forward foreign currency exchange contracts.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2025 (Unaudited)

Assets:
Investments, at value (Cost $2,438,230,813)	$2,590,850,189
Investments in affiliated issuers, at value (Cost $633,983,152)	610,209,761
Cash	7,626,071
Cash deposited with broker	162,901
Cash denominated in foreign currency, at value (Cost $551,144)	551,274
Unrealized appreciation on forward foreign currency exchange contracts	1,063,380
Receivables:
Investment securities sold	7,042,278
Dividends and interest	15,450,496
Investments purchased in advance	8,887,083
Fund shares sold	6,557,496
Prepaid expenses	467,951
Total assets	3,248,868,880
Liabilities:
Line of credit payable (Note 13)	110,000,000
Unrealized depreciation on forward foreign currency exchange contracts	9,234,010
Payables:
Fund shares redeemed	108,640,528
Investment securities purchased	39,887,096
Investment Management Fees	2,429,475
Distribution fees – Class I (Note 3)	440,913
Pricing and research expense	225,280
Fund services expense	154,008
Shareholder reporting fees	129,823
Audit fees	70,368
Distribution fees – Class A (Note 3)	69,595
Unused line of credit fees (Note 13)	61,834
Legal fees	52,213
Tax services fees	25,708
SEC fees	546
Total liabilities	271,421,397
Commitments and contingencies (Note 3 & Note 12)
Net Assets	$2,977,447,483
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES — Continued
As of September 30, 2025 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$2,913,665,072
Total accumulated earnings/(deficit)	63,782,411
Net Assets	$2,977,447,483
Maximum Offering Price per Share:
Class A Shares
Net assets applicable to shares outstanding	$28,891,969
Shares of common stock issued and outstanding	1,072,967
Net asset value per share	$26.931
Maximum sales charge (4.50% of offering price)*	$1.27
Maximum offer price to public	$28.20
Class I Shares
Net assets applicable to shares outstanding	$2,948,555,514
Shares of common stock issued and outstanding	107,941,068
Net asset value per share	$27.32

1 Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.
* Investors in Class A Shares may be charged a sales charge of up to 4.50% of the subscription amount. For Class A Shares, no sales charge applies on investments of $250,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.25% will be imposed to the extent a finder’s fee was paid on certain redemptions of such Shares within 12 months of the date of purchase.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $19,296)	$4,222,418
Dividends from affiliated issuers	8,073,140
Interest	48,791,958
Interest from affiliated issuers	18,382,870
Total investment income	79,470,386
Expenses:
Investment Management Fees	13,272,652
Distribution fees – Class I (Note 3)	2,259,613
Pricing and research expense	1,365,683
Fund services expense	1,206,108
Interest expense (Note 13)	416,976
Shareholder reporting fees	240,115
Registration fees	119,145
Legal fees	103,841
Unused line of credit fees (Note 13)	98,828
Miscellaneous	90,491
Audit fees	66,368
Chief Compliance Officer fees	58,442
Commitment fees (Note 13)	50,740
Trustees’ fees and expenses	43,625
Tax services fees	27,264
Insurance fees	13,320
SEC fees	546
Dividends on securities sold short	361
Total expenses	19,434,118
Investment Management Fees recouped (waived)	460,902
Net expenses	19,895,020
Net investment income (loss)	59,575,366

Realized and Unrealized Gain (Loss) on Investments, Investments in Affiliated Issuers, Securities Sold Short, Forward Foreign Currency Exchange Contracts, Foreign Currency and Distributions of Long-Term Realized Gains from Regulated Investment Companies:

Net realized gain (loss) on:
Investments	17,365,493
Investments in affiliated issuers	(1,165,198)
Securities sold short	44,487
Foreign currency transactions	(25,815,721)
Distributions of long-term realized gains from regulated investment companies	142,369
Net realized gain (loss)	(9,428,570)
Net change in unrealized appreciation/(depreciation) on:
Investments	60,032,107
Investments in affiliated issuers	10,674,218
Securities sold short	5,562
Forward foreign currency exchange contracts	(947,276)
Foreign currency translations	(87,094)
Net change in unrealized appreciation/(depreciation)	69,677,517
Net increase from payments by affiliates (Note 3)	—
Net realized and unrealized gain (loss) on investments, investments in affiliated issuers, securities sold short, forward foreign currency exchange contracts, foreign currency and distributions of long-term realized gains from regulated investment companies	60,248,947
Net Increase (Decrease) in Net Assets from Operations	$119,824,313
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$59,575,366	$130,667,368
Net realized gain (loss) on investments, investments in affiliated issuers, securities sold short, foreign currency and distributions of long-term realized gains from regulated investment companies	(9,428,570)	25,848,611
Net change in unrealized appreciation/(depreciation) on investments, investments in affiliated issuers, securities sold short, forward foreign currency exchange contracts and foreign currency	69,677,517	25,867,598
Net increase (decrease) in net assets from operations	119,824,313	182,383,577
Distributions to Shareholders:
Distributions:
Class A	(887,777)	(1,372,478)
Class I	(94,261,553)	(161,973,157)
Net increase (decrease) in net assets from distributions to shareholders	(95,149,330)	(163,345,635)
Capital Transactions:
Net proceeds from shares sold:
Class A	8,760,630	14,576,604
Class I	653,091,311	1,191,475,534
Reinvestment of distributions:
Class A	168,890	313,605
Class I	16,279,292	28,615,451
Cost of shares redeemed:
Class A	(2,836,308)	(1,966,206)
Class I	(199,948,956)	(300,995,666)
Net increase from payments by affiliates (Note 3):
Class A	66	828
Class I	—	58,866
Net increase (decrease) in net assets from capital transactions	475,514,925	932,079,016
Total increase (decrease) in net assets	500,189,908	951,116,958
Net Assets:
Beginning of period	2,477,257,575	1,526,140,617
End of period	$2,977,447,483	$2,477,257,575
Capital Share Transactions:
Shares sold:
Class A	328,828	548,439
Class I	24,173,700	44,066,842
Shares reinvested:
Class A	6,353	11,826
Class I	603,561	1,062,263
Shares redeemed:
Class A	(105,911)	(73,710)
Class I	(7,336,369)	(11,124,637)
Net increase (decrease) in capital share transactions	17,670,162	34,491,023
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2025 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used in) operating activities:
Net increase (decrease) in net assets from operations	$119,824,313
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(965,097,508)
Sales of long-term portfolio investments	413,462,082
Proceeds from securities sold short	9,768,803
Covers of securities sold short	(9,817,684)
Change in short-term investments, net	(31,817,612)
Net amortization on investments	(1,096,377)
Net realized (gain) loss	7,547,634
Net change in unrealized appreciation/depreciation	(69,764,611)
Return of capital dividends received	38,771,031
(Increase)/Decrease in operating assets:
Dividends and interest	(1,210,157)
Investment securities sold	(7,042,278)
Investments purchased in advance	(3,887,083)
Prepaid expenses	(328,528)
Increase/(Decrease) in operating liabilities:
Audit fees	(62,132)
Distribution fees – Class A (Note 3)	(53,088)
Distribution fees – Class I (Note 3)	95,080
Extraordinary litigation fees	(23,113)
Fund services expense	(229,961)
Investment Management Fees	725,038
Investment securities purchased	37,534,360
Legal fees	(24,688)
Pricing and research expense	(315,529)
Shareholder reporting fees	85,474
Tax services fees	4,604
SEC fees	546
Unused line of credit fees (Note 13)	31,987
Accrued other expenses	(11,377)
Net cash provided by (used in) operating activities	(462,930,774)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold	659,383,781
Cost of shares redeemed	(179,162,228)
Draws on line of credit	210,000,000
Paydowns on line of credit	(120,000,000)
Net increase from payments by affiliates (Note 3)	66
Dividends paid to shareholders, net of reinvestments	(78,701,148)
Net cash provided by (used in) financing activities	491,520,471
Net Increase (Decrease) in Cash and Foreign Currency	28,589,697
Effect of foreign exchange rate changes on cash	(25,815,721)
Cash, cash deposited with broker and foreign currency:
Beginning of period balances:
Cash	1,540,280
Cash deposited with broker	265,292
Cash denominated in foreign currency, at value	3,760,698
Total beginning of period balances	5,566,270
End of period balances:
Cash	7,626,071
Cash deposited with broker	162,901
Cash denominated in foreign currency, at value	551,274
Total end of period balances	$8,340,246
Supplemental disclosure of non-cash activities:
Reinvested dividends	$16,448,182
Supplemental disclosure of cash flow information:
Interest paid	$416,976
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31,			For the Period August 2, 2021* Through March 31, 2022
		2025	2024	2023
Net asset value, beginning of period	$26.71	$26.48	$25.97	$27.65	$27.29
Income (loss) from investment operations:
Net investment income (loss)1	0.70	1.64	1.73	1.05	0.21
Net realized and unrealized gain (loss) on investments	0.45	0.67	0.59	(0.88)	1.19
Total from investment operations	1.15	2.31	2.32	0.17	1.40
Less distributions:
From net investment income	(0.93)	(1.96)	(1.81)	(1.71)	(0.79)
From net realized gains	—	(0.12)	—	(0.14)	(0.25)
Total distributions	(0.93)	(2.08)	(1.81)	(1.85)	(1.04)
Net increase from payments by affiliates (Note 3)	0.002	0.002	—	0.002	—
Net asset value, end of period	$26.93	$26.71	$26.48	$25.97	$27.65
Total return3	4.42%4,5,6	9.11%4,7	9.32%	0.69%8	5.17%6
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,892	$22,534	$9,456	$1,388	$1
Ratio of expenses to average net assets:
(including commitment fees, dividends and interest on securities sold short, excise tax, extraordinary litigation fees, interest expense and unused line of credit fees)
Before fees waived/recovered9,10	1.24%11	1.88%	2.18%	2.24%	2.05%11
After fees waived/recovered9,10	1.24%11	1.89%	2.15%12	2.04%	—13
Ratio of net investment income (loss) to average net assets:
(including commitment fees, dividends and interest on securities sold short, excise tax, extraordinary litigation fees, interest expense and unused line of credit fees)
Before fees waived/recovered14	5.25%11	6.17%	6.58%	3.84%	1.90%11
After fees waived/recovered14	5.25%11	6.16%	6.61%	4.04%	—
Portfolio turnover rate	15%6	26%	15%	11%	26%6
Senior Securities
Total borrowings (000’s omitted)	$110,000	$20,000	—	—	—
Asset coverage per $1,000 unit of senior indebtedness15	$28,068	$124,863	—	—	—

* Commencement of operations.
1 Based on average Shares outstanding for the period.
2 Amount represents less than $0.01 per share.
3 Total returns would have been higher/lower had expenses not been recovered/waived by the Investment Manager. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A — Continued

4 Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.
5 The Fund’s Administrator reimbursed the Fund’s Class A Shares $66 for losses from an expense error. The payment had no impact to the total return of the share class.
6 Not annualized.
7 The Investment Manager reimbursed the Fund’s Class A Shares $828 for losses from a pricing error. The payment had no impact to the total return of the share class.
8 The Investment Manager reimbursed the Fund’s Class A Shares $37 for losses from a pricing error. The payment had no impact to the total return of the share class.
9 If commitment fees, dividends and interest on securities sold short, excise tax, extraordinary litigation fees, interest expense, and unused line of credit fees had been excluded, the expense ratios would have been lowered by 0.04%, 0.05%, 0.02%, 0.04% and 0.07%, for the period ended September 30, 2025, the years ended March 31, 2025, 2024 and 2023 and the period ended March 31, 2022, respectively.
10 Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.
11 Annualized.
12 Effective August 1, 2023, the Investment Manager has contractually agreed to limit the annual fund operating expenses to 2.15%. Prior to August 1, 2023, the annual fund operating expense limitation was 2.00%.
13 Effective November 2, 2021, the Investment Manager has contractually agreed to limit the annual fund operating expenses to 2.00%. Prior to November 2, 2021, the annual fund operating expense limitation was 1.95%.
14 Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.
15 Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.12	$26.85	$26.29	$27.73	26.62	$22.23
Income (loss) from investment operations:
Net investment income (loss)1	0.68	1.78	1.96	1.27	0.92	1.19
Net realized and unrealized gain (loss) on investments	0.47	0.73	0.59	(0.88)	1.89	4.73
Total from investment operations	1.15	2.51	2.55	0.39	2.81	5.92
Less distributions:
From net investment income	(0.95)	(2.12)	(1.99)	(1.69)	(1.45)	(1.41)
From net realized gains	—	(0.12)	—	(0.14)	(0.25)	(0.12)
Total distributions	(0.95)	(2.24)	(1.99)	(1.83)	(1.70)	(1.53)
Net increase from payments by affiliates (Note 3)	—	0.002	—	0.002	—	—
Net asset value, end of period	$27.32	$27.12	$26.85	$26.29	$27.73	$26.62
Total return3	4.34%4	9.73%5	10.11%	1.47%6,7	10.80%	22.75%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,948,555	$2,454,724	$1,516,685	$732,921	$336,466	$121,400
Ratio of expenses to average net assets:
(including commitment fees, dividends and interest on securities sold short, excise tax, extraordinary litigation fees, interest expense and unused line of credit fees)
Before fees waived8,9	1.41%10	1.47%	1.42%	1.36%	1.16%	1.12%
After fees waived8,9	1.44%10	1.45%	1.38%11	1.30%	1.14%12	1.08%
Ratio of net investment income (loss) to average net assets:
(including commitment fees, dividends and interest on securities sold short, excise tax, extraordinary litigation fees, interest expense and unused line of credit fees)
Before fees waived13	5.08%10	6.58%	7.35%	4.72%	3.34%	4.78%
After fees waived13	5.05%10	6.60%	7.39%	4.78%	3.36%	4.82%
Portfolio turnover rate	15%4	26%	15%	11%	26%	43%
Senior Securities
Total borrowings (000’s omitted)	$110,000	$20,000	—	—	—	—
Asset coverage per $1,000 unit of senior indebtedness14	$28,068	$124,863	—	—	—	—

1 Based on average Shares outstanding for the period.
2 Amount represents less than $0.01 per share.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I — Continued

3 Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.
4 Not annualized.
5 The Investment Manager reimbursed the Fund’s Class I Shares $58,866 for losses from a pricing error. The payment had no impact to the total return of the share class.
6 Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.
7 The Investment Manager reimbursed the Fund’s Class I Shares $63,879 for losses from a pricing error. The payment had no impact to the total return of the share class.
8 If commitment fees, dividends and interest on securities sold short, excise tax, extraordinary litigation fees, interest expense, and unused line of credit fees had been excluded, the expense ratios would have been lowered by 0.04%, 0.05%, 0.02%, 0.05%, 0.08%, and 0.13%, for the period ended September 30, 2025 and the years ended March 31, 2025, 2024, 2023, 2022, and 2021, respectively.
9 Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.
10 Annualized.
11 Effective August 1, 2023, the Investment Manager has contractually agreed to limit the annual fund operating expenses to 1.40%. Prior to August 1, 2023, the annual fund operating expense limitation was 1.25%.
12 Effective November 2, 2021, the Investment Manager has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to November 2, 2021, the annual fund operating expense limitation was 0.95%.
13 Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.
14 Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)

Note 1 — Organization
First Trust Alternative Opportunities Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated November 1, 2021 (the “Declaration of Trust”). First Trust Capital Management L.P. (the “Investment Manager”) serves as the investment adviser to the Fund. The Investment Manager is an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in two separate share classes: Class A Shares and Class I Shares.
The investment objective of the Fund is to seek to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. A fund seeking positive “absolute return” aims to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed income indices. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated among the Investment Manager and one or more sub-advisers, in percentages determined at the discretion of the Investment Manager. In pursuing the Fund’s strategies, the Investment Manager and sub-advisers may invest directly in individual securities or through closed-end and open-end registered investment companies, Private Investment Vehicles and other investment vehicles that invest or trade in a wide range of investments.
The Fund commenced the public offering of the Class I Shares in June 2017 and has publicly offered Class I Shares in a continuous offering since that time. Class A Shares have been publicly offered since August 2021. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value per share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Board of Trustees (the “Board”, and the members thereof, the “Trustees”). Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains and losses on investments are allocated to each Class of Shares in proportion to their relative Shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.
(a) Consolidation
The Fund may invest up to 25% of its total assets in its subsidiary, FTAOF Cayman Sub1 Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. FTAOF Cayman Sub1 Ltd. is advised by the Investment Manager and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. As of September 30, 2025, the net assets of FTAOF Cayman Sub1 Ltd. were $478,396,918 representing 16.1% of the Fund’s consolidated total net assets.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

FTAOF Cayman Sub1 Ltd., is an exempted company incorporated in the Cayman Islands with limited liability. It has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. The subsidiary has elected to be disregarded as an entity separate from the Fund for U.S. federal income tax purposes.
The Fund may invest up to 25% of its total assets in its subsidiary, FTAOF Sub1 LLC, a Delaware limited liability company and wholly-owned and controlled subsidiary of the Fund. FTAOF Sub1 LLC is advised by the Investment Manager and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. As of September 30, 2025, the net assets of FTAOF Sub1 LLC were $76,372,422, representing 2.6% of the Fund’s consolidated total net assets.
The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the FTAOF Cayman Sub1 Ltd. and FTAOF Sub1 LLC. All inter-company accounts and transactions have been eliminated in consolidation.
Note 2 — Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined.
Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect fair value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect fair value, such fixed-income securities will be valued by the Valuation Designee using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.
The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.
To the extent that the Fund invests in Private Investment Vehicles, the Fund will generally value those assets in accordance with the value determined as of such date by each Private Investment Vehicle in accordance with the Private Investment Vehicle’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Private Investment Vehicle will represent the amount that the Fund could reasonably expect to receive from the Private Investment Vehicle if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the Private Investment Vehicle does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such Private Investment Vehicle based on the most recent final or estimated value reported by the Private Investment Vehicle, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a Private Investment Vehicle.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Private Investment Vehicle. In other cases, as

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

when a Private Investment Vehicle imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist or when there have been no recent transactions in Private Investment Vehicle interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Private Investment Vehicle. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
In certain circumstances, the Valuation Designee may determine that a Private Investment Vehicle’s NAV shall be adjusted more frequently. For these Private Investment Vehicles, the NAVs are adjusted daily based on the total return that each Private Investment Vehicle is estimated by the Valuation Designee to generate during the period (adjusted NAV). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.
Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Private Investment Vehicles may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular Private Investment Vehicle under consideration.
The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.
The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower and the debt instrument’s spread to U.S. Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the warrant using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan, which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. Government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(d) Closed-end Funds (“CEFs”)
A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares may be listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

(e) Private Investment Vehicles
Private Investment Vehicles generally exempt under Section 3(c)(1) or 3(c)(7) of the Investment Company Act invest or trade in a wide range of securities. When the Fund invests in securities issued by Private Investment Vehicles, it will bear its pro rata portion of the Private Investment Vehicles’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A Private Investment Vehicle in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investment in the Private Investment Vehicle. There can be no assurance that the investment objective of a Private Investment Vehicle will be achieved. A Private Investment Vehicle may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Private Investment Vehicle at a time that is unfavorable to the Fund. In addition, one Private Investment Vehicle may buy the same securities that another Private Investment Vehicle sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(f) Real Estate Investment Trusts (“REITs”)
REITs are companies that own interests in real estate (or specialize in acquiring, holding, and managing real estate) or in real estate-related loans or other interests, and their revenue principally consists of rent derived from owned, income-producing real estate properties and capital gains from the sale of such properties or from interest payments on real estate-related loans. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to such shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income. By investing in REITs indirectly through the Fund, a Shareholder will bear expenses of the REITs in addition to expenses of the Fund. Distributions received from REITs may be characterized as ordinary income, capital gain, or a return of capital to the Fund. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
(g) Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and is subject to the risk of foreign exchange rate fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation/depreciation on forward foreign currency exchange contracts. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.
(h) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Some or all of the interest payments of a loan or preferred equity may be structured in the form of paid-in-kind (“PIK”), which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.
Investments in the equity of collateralized loan obligations (CLOs) recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securities Financial Assets. The Fund monitors the expected residual payments, and effective yield is determined and updated periodically, as needed. Accordingly, investment income recognized on CLO equity securities in the Consolidated Statement of Operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the period.
(i) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
ASC 740, Income Taxes (“ASC 740”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(j) Distributions to Shareholders
The Fund makes monthly distributions to its Shareholders equal to 7% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time, and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
(k) Segments
The Fund has adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segments Disclosures (“ASU 2023-07”). An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. The total return and performance of the Fund is reflected within the accompanying Consolidated Financial Highlights. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.
Note 3 — Investment Advisory and Other Agreements
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays a monthly investment management fee to the Investment Manager equal to 0.95% on an annualized basis of the Fund’s net asset value as of each month-end (the “Investment Management Fee”), subject to certain adjustments.
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-adviser in percentages determined at the discretion of the Investment Manager. During the six months ended September 30, 2025, the Investment Manager engaged RiverNorth Capital Management, LLC (“RiverNorth”) and Palmer Square Capital Management LLC (“Palmer Square”) (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage certain assets of the Fund. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and RiverNorth, RiverNorth receives a monthly sub-advisor fee equal to 0.80% of the Fund’s average daily net assets allocated to RiverNorth, subject to certain adjustments. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and Palmer Square, Palmer Square receives a monthly sub-advisory fee equal to 0.50% of the Fund’s average daily net assets allocated to Palmer Square, subject to certain adjustments. Each Sub-Adviser’s fee is paid by the Investment Manager out of the Investment Management Fee.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.15% and 1.40% of the net assets on an annualized basis of Class A Shares and Class I Shares, respectively (the “Expense Limit”) through July 31, 2026. The Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Fund or the Investment Manager. Thereafter, the Expense Limitation and Reimbursement Agreement may be terminated by the Fund or the Investment Manager upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.15% and 1.40% for the Class A Shares and Class I Shares, respectively. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit at the time of the recoupment. From November 2, 2021 to July 31, 2023, the Investment Manager had agreed to limit the total expenses of the Fund to 2.00% and 1.25% of the Fund’s net assets on an annualized basis for the Class A Shares and Class I Shares, respectively.
For the six months ended September 30, 2025, the Investment Manager recouped its fees previously waived totaling $299,214. As of September 30, 2025, the amount of these potentially recoverable expenses was $967,106. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The Investment Manager may recapture all or a portion of this amount no later than March 31st of the year stated below:
2026	$490,821
2027	41,133
2028	88,808
2029	346,344
Total	$967,106
The Fund’s Administrator reimbursed the Fund’s Class A Shares $66 for losses from an expense error during the period ended September 30, 2025. This amount is reported on the Fund’s Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights under the caption “Net increase from payments by affiliates”. This reimbursement had no impact on the total return of each share class, respectively.
The Investment Manager reimbursed the Fund’s Class A Shares and Class I Shares $828 and $58,866, respectively, for losses from a pricing error during the year ended March 31, 2025. This amount is reported on the Fund’s Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights under the caption “Net increase from payments by affiliates”. This reimbursement had no impact on the total return of each share class, respectively.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The Investment Manager reimbursed the Fund’s Class A Shares and Class I Shares $37 and $63,879, respectively, for losses from a pricing error during the year ended March 31, 2023. This amount is reported on the Fund’s Consolidated Financial Highlights under the caption “Net increase from payments by affiliates.” This reimbursement had no impact on the total return of each share class, respectively.
The Fund has adopted a Distribution and Service Plan with respect to Class A Shares and Class I Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Service Plans allow the Fund to pay distribution and servicing fees for the sale and servicing of its Class A Shares and Class I Shares. Under the Distribution and Service Plan for Class A Shares, the Fund is permitted to pay as compensation up to 1.00% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and under the Distribution and Service Plan for Class I Shares, the Fund is permitted to pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares (collectively, the “Distribution and Servicing Fee”) to qualified recipients. The Fund or the Distributor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of the respective Class of Shares or who provides certain shareholder services, pursuant to a written agreement. The Distribution and Servicing Fee is paid out of the Fund’s assets attributable to the applicable Share class and decreases the net profits or increases the net losses of such Share class.
First Trust Portfolios L.P., an affiliate of the Investment Manager, serves as the Fund’s distributor (the “Distributor”). UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as a custodian of the assets of the Fund.
A Trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate Trustees and officers affiliated with UMBFS or the Investment Manager. For the six months ended September 30, 2025, the Fund’s fees incurred for Trustees are reported on the Consolidated Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s fees incurred for CCO services for the six months ended September 30, 2025 are reported on the Consolidated Statement of Operations.
Note 4 — Federal Income Taxes
As of September 30, 2025, gross unrealized appreciation/(depreciation) of investments, derivatives and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$3,119,688,971
Gross unrealized appreciation	194,922,448
Gross unrealized (depreciation)	(113,551,469)
Net unrealized appreciation/(depreciation) on investments	$81,370,979
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the tax year ended December 31, 2024, permanent differences in book and tax accounting have been reclassified as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$769,199	$(769,199)
As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$17,236,818
Undistributed long-term capital gains	13,043,860
Unrealized appreciation/depreciation on investments	(4,526,848)
Total accumulated earnings/(deficit)	$25,753,830
The tax character of distributions paid during the tax years ended December 31, 2024 and December 31, 2023 were as follows:
Distribution paid from:	2024	2023
Ordinary income	$146,421,439	$64,317,534
Net long-term capital gains	6,035,326	—
Total taxable distributions	$152,456,765	$64,317,534
As of December 31, 2024, the Fund had no capital loss carryovers.
The current taxes reflect the estimated tax liability of the Fund as of September 30, 2025, based on taxable income of FTAOF Sub1 LLC. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of FTAOF Sub1 LLC for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.
Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 6.123%. As of September 30, 2025, the Fund recorded a net deferred tax liability for the investments of FTAOF Sub1 LLC. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.
The Fund’s current and deferred tax (expense)/benefit as of September 30, 2025 consist of the following:
Current Tax (Expense) Benefit
Federal	$—
State	$—
$—
Deferred Tax (Expense) Benefit
Federal	$—
State	$—
$—
Total Income Tax (Expense) Benefit	$—

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Components of the Fund’s deferred tax assets and liabilities are as follows:
Deferred tax assets:
Capital loss carryforward	$—
Net operating loss carryforward	4,293
Valuation allowance	(475,576)
Other deferred tax assets	—
Deferred tax liability
Net unrealized gain on investments	$471,283
Other deferred tax liabilities	—
Net Deferred Tax Asset/(Liability)	$—
Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:
Federal Income tax expense at statutory rate	$308,391
State Income taxes (net of federal benefit)	89,911
Prior Period Adjustment	77,274
Permanent differences	—
Valuation allowance	(475,576)
Net income tax (expense) benefit	$—
Note 5 — Investment Transactions
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were $923,271,730 and $379,978,223, respectively. Proceeds from securities sold short and covers of securities sold short were $9,768,803 and $9,817,684, respectively, for the same period.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund provides a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly. In each repurchase offer, the Fund may offer to repurchase its Shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer is expected to be for up to 5% of the Fund’s Shares outstanding. If Shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of the outstanding Shares of the Fund. If the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender Shares in an amount exceeding the repurchase offer amount plus 2% of the outstanding Shares, the Fund will repurchase the Shares on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The results of the repurchase offers conducted for the six months ended September 30, 2025 are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date:	May 30, 2025	August 29, 2025
Repurchase Request:	June 30, 2025	September 30, 2025
Repurchase Pricing Date:	June 30, 2025	September 30, 2025
Net Asset Value as of Repurchase Offer Date:
Class A Shares	$26.78	$26.93
Class I Shares	$27.18	$27.32
Amount Repurchased:
Class A Shares	$381,327	$1,992,739
Class I Shares	$93,275,520	$106,647,789
Percentage of Outstanding Shares Repurchased:
Class A Shares	1.45%	6.45%
Class I Shares	3.36%	3.50%
Note 8 — Fair Value Measurements and Disclosure
ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.
Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the net asset value as practical expedient are not included in the fair value hierarchy. As such, investments in CEFs, Private Investment Vehicles and REITs with a fair value of $723,298,633 are excluded from the fair value hierarchy as of September 30, 2025.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$10,660,140	$478,060,200	$488,720,340
Bank Loans	—	—	394,311,703	394,311,703
Closed-End Funds	149,148,029	—	—	149,148,029
Collateralized Loan Obligations	—	523,446,107	—	523,446,107
Collateralized Mortgage Obligations	—	3	—	3
Common Stocks
Consumer Discretionary	1	—	—	1
Consumer Non-Cyclical	—	—	6,911,268	6,911,268
Consumer Staples	—	—	1,682,077	1,682,077
Financials	24,960,258	—	3,659,421	28,619,679
Health Care	—	—	638,104	638,104
Specified Purpose Acquisitions	506,394	—	328,394	834,788
Technology	10,831,068	—	36,647,726	47,478,794
Corporate Bonds*	—	55,530,954	—	55,530,954
Mutual Funds	85,680,250	—	—	85,680,250
Preferred Stocks
Consumer Non-Cyclical	—	—	7,500,000	7,500,000
Consumer Staples	—	—	2,571,070	2,571,070
Financials	6,557,308	—	32,741,219	39,298,527
Technology	—	—	24,645,281	24,645,281
Private Investment Vehicles
Investment Partnerships	—	—	310,440,251	310,440,251
Non-Listed Business Development Companies	—	—	—	—
Private Collateralized Loan Obligations	—	—	49,222,128	49,222,128

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$—	$—	$52,251,987	$52,251,987
Rights	467,815	—	491	468,306
Units	15,378,308	—	—	15,378,308
Warrants	563,290	3,851,478	377,118	4,791,886
Short-Term Investments	188,191,476	—	—	188,191,476
Subtotal	$482,284,197	$593,488,682	$1,401,988,438	$2,477,761,317
Closed-End Funds				54,699,181
Private Investment Vehicles
Investment Partnerships				357,316,425
Non-Listed Business Development Companies				92,075,749
Private Collateralized Loan Obligations				46,951,755
Real Estate Investment Trusts				172,255,523
Total Investments				$3,201,059,950
Other Financial Instruments***
Forward foreign currency exchange contracts	$—	$1,063,380	$—	$1,063,380
Total Assets	$482,284,197	$594,552,062	$1,401,988,438	$3,202,123,330
Liabilities
Other Financial Instruments***
Forward foreign currency exchange contracts	$—	$9,234,010	$—	$9,234,010
Total Other Financial Instruments	$—	$9,234,010	$—	$9,234,010
Total Liabilities	$—	$9,234,010	$—	$9,234,010

* All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Consolidated Schedule of Investments.
*** Other financial instruments are derivative instruments such as forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation/(depreciation) on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

	Balance as of March 31, 2025	Transfers into Level 3	Transfers out of Level 3	Net gains (losses) for the period	Purchases	Sales	Balance as of September 30, 2025	Change in unrealized gains (losses) for the period for assets held at the end of the reporting period
Asset-Backed Securities	$—	$325,425,293	$—	$6,200,396	$162,101,216	$(15,666,705)	$478,060,200	$6,038,457
Bank Loans	243,147,049	—	—	(33,545,886)	190,503,770	(5,793,230)	394,311,703	1,397,239
Collateralized Loan Obligations	—		—	—	—	—	—	—
Common Stocks	40,716,709	328,394	(4,111,692)	2,812,118	10,121,461	—	49,866,990	2,809,240
Preferred Stocks	55,497,743	—	(7,413,305)	1,037,662	18,335,470	—	67,457,570	1,037,662
Private Investment Vehicles	234,529,682	37,134,875	—	62,517,462	25,480,360	—	359,662,379	13,373,013
Real Estate Investment Trusts	53,214,090	—	—	(962,103)	—	—	52,251,987	(757,807)
Rights	491	—	—	—	—	—	491	—
Warrants	344,325	—	—	32,793	—	—	377,118	32,793
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted average	Impact on Valuation from an Increase in Input
Asset-Backed Securities	$264,631,810	Discounted Cash Flow	Discount Margin, Discount Rate	4.50% - 8.37%, 0.10% - 3.75%	6.87%, 0.66%	Decrease
	$213,428,390	Discounted Cash Flow	Discount Margin, Discount Rate, Correlation, Weighted Average Pool Credit Spread	4.45% - 9.67%, 0.10% - 3.75%, 50%, 41 - 302	7.11%, 0.63%, 50%, 107	Decrease
Bank Loans	$259,614,486	Discounted Cash Flow	Discount Rates	8.55 - 21.96%	13.86%	Decrease
	$7,500,000	Enterprise Value Approach	Book Value Multiple/Sum of the Parts	5.75x	5.75x	Increase
	$53,546,403	Income Approach	Market Yield	7.75 - 9.75%	8.65%	Increase
	$24,600,788	Liquidation Approach	Expected Sale Proceeds	N/A	N/A	Increase
	$2,752,485	Market Approach	Expected Yield	14.67 - 16.55%	15.61%	Increase
	$46,297,541	Transaction Price	Transaction Price	N/A	N/A	Increase
Common Stocks	$328,394	Asset Approach	Expected Remaining Distributions	N/A	N/A	Increase
	$2,320,181	Enterprise Value Approach	GPC Method	7.5x	7.5x	Increase
	$30,120,263	Market Comparable	Enterprise Value	0.1 - 172.4x	64.02	Increase
	$17,098,152	Transaction Price	Transaction Price	N/A	N/A	Increase
Preferred Stocks	$5,415,806	Enterprise Value Approach	GPC Method	1.9x - 2.2x	2.1x	Increase
	$1,322,933	Income Approach	Market Yield	9.33 - 10.33%	9.83%	Increase
	$60,718,831	Transaction Price	Transaction Price	N/A	N/A	Increase

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted average	Impact on Valuation from an Increase in Input
Private Investment Vehicles	$310,440,251	Adjusted Net Asset Value	Reported Net Asset/Fair Value Adjustments	N/A	N/A	Increase
	$49,222,128	Discounted Cash Flow	Discount Rates	18.20 - 21.6%	15.55%	Decrease
Real Estate Investment Trusts	$52,251,987	Adjusted Net Asset Value	Reported Net Asset/Fair Value Adjustments	N/A	N/A	Increase
Rights	$491	Transaction Price	Transaction Price	N/A	N/A	Increase
Warrants	$377,118	Enterprise Value Approach	Book Value Multiple/Sum of the Parts	0.50 - 0.9x	0.7x	Increase
Note 9 — Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a Sub-Adviser. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2025.
Security Description	Shares/ Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Value End of Period	Dividend Income*	Interest Income*
Closed-End Funds
Opportunistic Credit Interval Fund – Class I11	2,792,707	$36,008,984	$—	$(4,292,104)	$(177,217)	$939,520	$32,479,182	$1,482,333	$—
Palmer Square Capital BDC, Inc.1	1,092,644	19,034,893	—	(4,699,608)	(844,672)	(83,871)	13,406,742	1,059,110	—
Collateralized Loan Obligations
Palmer Square European Loan Funding, Series 2022-1X, Class SUB, 0.000%, 10/15/20311,2,3,4	2,975,000	2,088,699	—	—	—	(92,222)	1,996,477	—	315,258
Palmer Square European Loan Funding, Series 2022-2X, Class SUB, 0.000%, 10/15/20311,2,3,4	4,000,000	135,813	—	—	—	(135,813)	—	—	80,500
Palmer Square European Loan Funding, Series 2022-3X, Class SUB, 0.000%, 4/12/20321,2,3,4,5	4,000,000	—	—	—	—	—	—	—	—
Palmer Square European Loan Funding, Series 2023-1X, Class SUB, 0.000%, 11/15/20321,2,3,4,6	7,100,000	—	—	—	—	—	—	—	—
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 15.000%, 1/15/20331,2,3,4	8,325,000	8,377,306	—	—	—	(308,673)	8,068,633	—	971,219
Palmer Square European Loan Funding, Series 2023-3X, Class SUB, 15.000%, 5/15/20331,2,3,4	8,200,000	7,914,888	—	—	—	(178,393)	7,736,495	—	1,104,428
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 15.000%, 8/15/20331,2,3,4	10,575,000	9,034,500	—	—	—	312,221	9,346,721	—	1,369,737

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Security Description	Shares/ Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Value End of Period	Dividend Income*	Interest Income*
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 15.000%, 5/15/20341,2,3,4	14,550,000	$13,642,541	$—	$—	$—	$416,230	$14,058,771	$—	$2,335,577
Palmer Square European Loan Funding, Series 2024-3X, Class SUB, 15.000%, 5/15/20341,2,3,4,6	8,150,000	8,462,950	—	—	—	274,495	8,737,445	—	1,328,044
Palmer Square European Loan Funding, Series 2025-1X, Class SUB, 11.652%, 10/15/20341,2,3,4	6,200,000	6,704,152	—	—	—	574,552	7,278,704	—	35,575
Palmer Square European Loan Funding, Series 2025-2X, Class SUB, 6.693%, 2/15/20351,2,3,4,7	8,050,000	—	8,989,391	—	—	473,324	9,462,715	—	338,523
Palmer Square European Loan Funding, Series 2021-2X, Class SUB, 0.000%, 4/15/20351,2,3,4	2,500,000	1,952,939	—	—	—	(78,326)	1,874,613	—	283,601
Palmer Square European Loan Funding, Series 2025-3X, Class SUB, 0.000%, 7/15/20351,2,3,4,7	7,250,000	—	8,598,197	—	—	(86,809)	8,511,388	—	71,581
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 15.000%, 10/15/20361,2,3,4	11,000,000	8,400,945	—	—	—	(230,933)	8,170,012	—	709,564
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 15.000%, 5/15/20371,2,3,4	14,000,000	14,239,915	—	—	—	(197,264)	14,042,651	—	1,202,514
Palmer Square European Loan Funding, Series 2024-2X, Class F, 10.519% (3-Month Euribor+824 basis points), 10/15/20371,8	—	4,841,633	100	(5,187,339)	608,984	(263,378)	—	—	153,504
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 15.000%, 10/15/20371,2,3,4	9,425,000	9,755,943	—	(29,239)	—	513,363	10,240,067	—	1,027,372
Palmer Square European Loan Funding, Series 2023-1X, Class FR, 10.296% (3-Month Euribor+827 basis points), 1/15/20381,2,3,9	1,700,000	1,831,481	—	—	—	110,245	1,941,726	—	104,179
Palmer Square European Loan Funding, Series 2023-1X, Class SUB, 15.000%, 1/15/20381,2,3,4	10,000,000	8,226,172	—	—	—	104,035	8,330,207	—	970,403
Palmer Square European Loan Funding, Series 2025-2X, Class F, 10.196% (3-Month Euribor+817 basis points), 7/15/20381,2,3,7,9	4,000,000	—	4,451,005	—	—	146,083	4,597,088	—	101,703
Palmer Square European Loan Funding, Series 2025-2X, Class SUB, 12.136%, 7/15/20381,2,3,4,7	10,000,000	—	10,977,583	—	—	261,289	11,238,872	—	188,713
Palmer Square European Loan Funding, Series 2025-1X, Class SUB, 16.500%, 10/15/20391,2,3,4	6,500,000	6,325,692	23,307	—	—	402,248	6,751,247	—	23,307
Palmer Square Loan Funding Ltd., Series 2020-1A, Class SUB, 0.000%, 2/20/20281,3,4,5,6,10	1,250,000	—	—	—	—	—	—	—	—

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Security Description	Shares/ Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Value End of Period	Dividend Income*	Interest Income*
Palmer Square Loan Funding Ltd., Series 2020-4A, Class SUB, 0.000%, 11/25/20281,3,4,5,6,10	2,250,000	$—	$—	$—	$—	$—	$—	$—	$—
Palmer Square Loan Funding Ltd., Series 2021-1A, Class SUB, 0.000%, 4/20/20291,3,4,6,10	1,250,000	624,250	—	(931,016)	—	306,766	—	—	—
Palmer Square Loan Funding Ltd., Series 2021-2A, Class SUB, 0.000%, 5/20/20291,3,4,6,10	2,150,000	1,234,536	—	(573,812)	—	(532,799)	127,925	—	517,579
Palmer Square Loan Funding Ltd., Series 2021-3A, Class SUB, 0.000%, 7/20/20291,3,4,6,10	1,500,000	928,534	—	(520,869)	—	(190,712)	216,953	—	—
Palmer Square Loan Funding Ltd., Series 2021-4A, Class SUB, 0.000%, 10/15/20291,3,4,6,10	3,100,000	1,975,757	—	(2,359,375)	—	1,143,118	759,500	—	—13
Palmer Square Loan Funding Ltd., Series 2022-1A, Class SUB, 0.000%, 4/15/20301,3,4,6,10	5,235,000	3,001,220	—	(3,814,904)	—	2,305,659	1,491,975	—	—13
Palmer Square Loan Funding Ltd., Series 2022-2A, Class SUB, 15.000%, 10/15/20301,3,4,6,10	6,000,000	4,318,255	—	(2,244,121)	—	1,533,794	3,607,929	—	—13
Palmer Square Loan Funding Ltd., Series 2022-5I, Class SUB, 0.000%, 1/15/20311,3,4,5,10	1,250,000	—	—	—	—	—	—	—	—
Palmer Square Loan Funding Ltd., Series 2022-3A, Class SUB, 10.500%, 4/15/20311,3,4,6,10	6,250,000	5,609,536	—	(1,417,789)	—	394,066	4,585,813	—	—13
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 0.000%, 7/20/20311,3,4,6,10	4,675,000	114,294	—	(114,294)	—	—	—	—	84,427
Palmer Square Loan Funding Ltd., Series 2022-4A, Class SUB, 12.500%, 7/24/20311,3,4,6,10	8,050,000	7,045,617	—	(1,832,940)	—	751,044	5,963,721	—	—13
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 15.000%, 1/25/20321,3,4,6,10	6,600,000	5,930,847	—	(1,140,865)	—	506,080	5,296,062	—	—13
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 14.500%, 8/8/20321,3,4,6,10	16,250,000	14,908,117	—	(2,294,810)	—	289,219	12,902,526	—	—13
Palmer Square Loan Funding Ltd., Series 2024-1A, Class E, 10.888% (3-Month Term SOFR+657 basis points), 10/15/20321,3,6,9,10	750,000	744,879	607	—	—	(21,774)	723,712	—	41,995
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 15.000%, 10/15/20321,3,4,6,10	8,000,000	7,129,152	—	(1,245,619)	—	192,588	6,076,121	—	—13
Palmer Square Loan Funding Ltd., Series 2024-2A, Class SUB, 15.000%, 1/15/20331,3,4,6,10	17,500,000	17,538,682	—	(1,729,994)	—	(1,034,546)	14,774,142	—	861,05813
Palmer Square Loan Funding Ltd., Series 2025-1A, Class SUB, 12.395%, 2/15/20331,3,4,6,10	18,800,000	18,800,000	—	(1,871,119)	—	(291,870)	16,637,011	—	621,33513
Palmer Square Loan Funding Ltd., Series 2025-2A, Class SUB, 8.090%, 7/15/20331,3,4,6,7,10	17,500,000	—	17,500,000	—	—	63,014	17,563,014	—	406,714
Palmer Square Loan Funding Ltd., Series 2023-3A, Class SUB, 10.916%, 1/20/20371,3,4,6,10	8,000,000	7,555,258	—	(300,799)	—	318,660	7,573,119	—	25,37013
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 15.000%, 4/15/20371,3,4,6,10	13,760,000	13,072,798	—	(577,135)	—	(1,389,305)	11,106,358	—	281,14313
Palmer Square Loan Funding Ltd., Series 2024-2A, Class SUB, 15.000%, 7/20/20371,3,4,6,10	11,000,000	9,657,361	—	—	—	(791,909)	8,865,452	—	693,836
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 16.500%, 7/20/20371,3,4,6,10	6,500,000	6,186,472	—	—	—	(621,073)	5,565,399	—	485,087

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Security Description	Shares/ Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Value End of Period	Dividend Income*	Interest Income*
Palmer Square Loan Funding Ltd., Series 2023-4A, Class SUB, 15.000%, 10/20/20371,3,4,6,10	12,750,000	$12,113,029	$—	$(891,576)	$—	$917,980	$12,139,433	$—	$56,58413
Palmer Square Loan Funding Ltd., Series 2024-4A, Class SUB, 15.000%, 1/15/20381,3,4,6,10	14,000,000	14,194,624	—	—	—	(1,501,320)	12,693,304	—	884,369
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 15.000%, 1/20/20381,3,4,6,10	4,000,000	4,128,190	—	(571,458)	—	469,806	4,026,538	—	—13
Palmer Square Loan Funding Ltd., Series 2025-1A, Class SUB, 14.500%, 4/20/20381,3,4,6,10	11,500,000	11,560,383	—	—	—	(86,541)	11,473,842	—	—
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 15.000%, 7/20/20381,3,4,6,10	9,500,000	9,693,333	—	(1,067,810)	—	(908,191)	7,717,332	—	—13
Palmer Square Loan Funding Ltd., Series 2025-2A, Class SUB, 11.665%, 7/20/20381,3,4,6,7,10	8,450,000	—	8,450,000	—	—	124,734	8,574,734	—	98,243
Palmer Square Loan Funding Ltd., Series 2025-3A, Class SUB, 13.089%, 7/20/20381,3,4,6,7,10	11,800,000	—	11,800,000	—	—	130,390	11,930,390	—	205,257
Palmer Square Loan Funding Ltd., Series 2025-4A, Class SUB, 13.035%, 10/20/20381,3,4,6,7,10	10,750,000	—	10,750,000	—	—	—	10,750,000	—	199,598
Mutual Funds									—
Driehaus Event Driven Fund8,11	—	37,240,967	—	(38,129,284)	(850,504)	1,738,821	—	—	—
Glenmede Secured Options Portfolio – Class Institutional11	5,864,493	77,873,967	22,000,000	(20,000,000)	98,211	5,708,072	85,680,250	223,563	—
Private Investment Vehicles									—
BC Partners Lending Corp.11	567,120	11,467,159	—	—	—	(113,424)	11,353,735	527,421	—
MCF CLO 12, LLC8,11	23,669,451	11,867,246	—	(11,548,335)	—	(318,911)	—	—	204,973
RiverNorth Capital Partners LP1,5,12	—	19,570,057	—	(1,000,000)	—	1,135,221	19,705,278	—	—
TCW Direct Lending VIII, LLC5,11	795,000	36,565,578	14,907,427	—	—	(1,666,555)	49,806,450	3,118,709	—
Real Estate Investment Trusts									—
Invesco Real Estate Income Trust, Inc. – Class I5,11	1,992,811	53,214,090	—	(204,296)	—	(757,807)	52,251,987	1,662,004	—
	445,644,226	$592,843,634	$118,447,617	$(110,590,510)	$(1,165,198)	$10,674,218	$610,209,761	$8,073,140	$18,382,870

* Net of foreign withholding taxes.
1 Advised or sponsored by a Sub-Adviser.
2 Principal Amount denoted in local currency.
3 Callable.
4 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
5 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
7 Security not held or not an affiliate at the beginning of the period.
8 Security not held or not an affiliate at the end of the period.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

9 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
10 Foreign security denominated in U.S. Dollars.
11 Entity in which the Fund has ownership of at least 5% of the voting securities outstanding.
12 Investment does not issue shares.
13 This amount includes adjustments to reflect distributions as return of capital.
Note 10 — Derivatives and Hedging Disclosures
ASC 815, Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2025, by risk category are as follows:
	Derivatives not designated as hedging instruments
	Forward Foreign Currency Exchange Contracts	Total
Liabilities
Foreign exchange	$(8,170,630)	$(8,170,630)
	$(8,170,630)	$(8,170,630)
The effects of derivative instruments on the Consolidated Statement of Operations for the period ended September 30, 2025, by risk category are as follows:
	Derivatives not designated as hedging instruments
	Forward Foreign Currency Exchange Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Foreign exchange	$(947,276)	$(947,276)
	$(947,276)	$(947,276)
Realized gains and losses related to derivative financial instruments are recognized as part of realized gain/loss on the statement of cash flows.
The notional amount and the number of contracts as of September 30, 2025 are included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative instruments for the period ended September 30, 2025 are as follows:
Derivatives not designated as hedging instruments
Forward foreign currency exchange contracts	Notional amount	$(480,061,282)

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Note 11 — Disclosures about Offsetting Assets and Liabilities
ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.
The Fund mitigates credit risk with respect to over-the-counter (“OTC”) derivative counterparties through credit support annexes included with International Swaps and Derivatives Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:
Unrealized Appreciation/ Depreciation on Forward Foreign Currency Exchange Contracts	Counterparty	Gross Amounts Recognized in Consolidated Statement of Assets and Liabilities	Amounts Not Offset in Consolidated Statement of Assets and Liabilities
			Financial Instruments*	Cash Collateral**	Net Amount
Forward foreign currency exchange contracts – assets	BNP Paribas	$1,063,380	$(1,063,380)	$—	$—
Forward foreign currency exchange contracts – liabilities	BNP Paribas	$(9,234,010)	$1,063,380	$162,901	$(8,007,729)

* Amounts relate to Master Netting Agreements and collateral agreements (for example, ISDA) which have been determined by the Investment Manager to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting guidance.
** Amounts relate to Master Netting Agreements and collateral agreements which have been determined by the Investment Manager to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Note 12 — Commitments
Bank Loans, Collateralized Loan Obligations, Corporate Bonds and Private Investment Vehicles may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. The potential investment commitments are noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The unfunded investment commitments outstanding as of September 30, 2025, are as follows:
Unfunded Commitment
Bank Loans
Accuray, Inc	$3,083,333
Craftmark Bakery Holdings, LLC	3,327,799
Craftmark Bakery Holdings, LLC	2,153,846
Fenix Topco, LLC	80,586
Fenix Topco, LLC	3,386,835
Medical Technology Solutions, LLC	3,437,500
Medical Technology Solutions, LLC	1,031,250
Minds + Assembly, LLC	950,521
NMA Holdings, LLC	1,729,412
NMA Holdings, LLC	1,411,765
Riccobene Associates	2,284,844
Riccobene Associates	744,249
Summit Spine & Joint Centers	1,899,876
Summit Spine & Joint Centers	4,042,289
Collateralized Loan Obligations
ARINI CLO 7	9,000,000
Neuberger Berman Loan Advisers CLO Ltd.	1,600,000
Neuberger Berman Loan Advisers CLO Ltd.	13,600,000
NXT Capital CLO, LLC	15,742,714
Private Investment Vehicles
Investment Partnerships
1250 NW Swigert Way, LLC	30,972,500
137 Direct Fund LP, LLC	13,250,000
137 Ventures VI LP	195,543
137 Ventures VII LP	14,000,000
Arbour Lane Credit Opportunity Fund IV LP	19,829,664
Arlington Capital Partners VI LP	860,686
Arlington Capital Partners VII LP	12,500,000
Blue Torch Offshore Credit Opportunitites Fund IV LP	25,000,000
Core Spaces Fund IV LP	31,160,232
Digital Realty DC Partners NA Fund	40,000,000
FCP Realty Fund VI-A LP	32,036,406
GHO Capital IV USD LP	19,744,603

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Unfunded Commitment
GPS IV LP	$717,466
Hedosophia Investments VI K LP	4,000,000
Hedosophia Investors VI E LP	1,450,000
Hedosophia Partners VI LP	4,654,795
Hillpointe Workforce Housing Partners V LP	33,750,000
Proterra Credit Fund 3 LP	2,966,129
Quiet Venture III Fund LP	2,472,044
Sapphire Ventures Fund VII LP	15,000,000
Savory Fund III Blocked LP	3,250,000
TCW Rescue Financing Fund II LP	8,889,332
TPG Tech Adjacencies III LP	15,000,000
Ufenau VIII Asset Light, SLP	10,750,000
US Industrial Club VII, LP	35,337,111
Whitehawk IV-Plus Onshore Fund LP	1,400,000
Non-Listed Business Development Companies
Audax Private Credit Fund, LLC	6,420,312
TCW Direct Lending VIII, LLC	24,185,342
Private Collateralized Loan Obligations
Fortress Credit Opportunities CLO, LLC	7,551,360
GPG Loan Funding, LLC	4,506,300
MCF CLO 12, LLC	7,008,924
Private Credit Fund C-1 Holdco, LLC	7,600,457
Silver Point Loan Funding, LLC	1,646,858
Total Unfunded Commitments	$507,612,883

Note 13 — Credit Agreement
The Fund, as the borrower, has entered into a credit agreement, as amended (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement provides for borrowings on a committed basis in an aggregate principal amount up to $30,000,000, which amount may be increased from time to time upon mutual agreement by the parties. The expiration date of the Credit Agreement is October 15, 2025. Effective June 18, 2025, the Fund requested a temporary increase in the maximum revolving commitment by $70,000,000 (from $30,000,000 to $100,000,000) through and including October 14, 2025. Effective September 19, 2025, the Fund obtained an extension of the Credit Agreement to October 13, 2026 and a decrease to the maximum revolving commitment by $25,000,000 (from $100,000,000 to $75,000,000). In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements, including maintaining a loan to value ratio of 3:00 to 1:00 at any time. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

For the six months ended September 30, 2025, the Fund incurred a cost related to the setup and maintenance of the credit agreement (the “Commitment fee”) and for the quarterly average daily unused portion of the revolving commitment (the “Unused line of credit fees”) as reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the thirty-four (34) days the Fund had outstanding borrowings were 7.44%, $58,382,353, $100,000,000, and $404,750, respectively. As of September 30, 2025 the Fund had no outstanding borrowings.
Note 14 — Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Investment Company Act. As of September 30, 2025, the Shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding Shares of the Fund:
Beneficial Owner	% of Outstanding Shares of the Fund
Charles Schwab & Co.	58.3%
The Fund has no knowledge as to whether all or any portion of the Shares owned of record are also owned beneficially.
Note 15 — Risk Factors
An investment in the Fund involves various risks. The Fund allocates assets to Private Investment Vehicles that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, threatened or actual imposition of tariffs, recessions or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 16 — Events Subsequent to the Fiscal Period End
In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

First Trust Alternative Opportunities Fund
FUND INFORMATION
September 30, 2025 (Unaudited)

Board Consideration of the Continuation of the Investment Management Agreement and Sub-Advisory Agreements
At the meeting of the Board of the Trustees (the “Board”) held on September 9-10, 2025 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of (i) the investment management agreement between First Trust Capital Management L.P. (the “Investment Manager”) and First Trust Alternative Opportunities Fund (the “Fund”) (the “Investment Management Agreement”), (ii) the Fund’s investment sub-advisory agreement among the Investment Manager, the Fund and RiverNorth Capital Management, LLC, the Fund’s sub-adviser (a “Sub-Adviser” or “RiverNorth”) and the Fund’s investment sub-advisory agreement among the Investment Manager, the Fund and Palmer Square Capital Management, LLC, the Fund’s sub-adviser (a “Sub-Adviser” or “Palmer Square” and together with RiverNorth and the Investment Manager, the “Advisers”) (each a “Sub-Advisory Agreement” and together with the Investment Management Agreement, the “Advisory Agreements”).
In advance of the Meeting, the Independent Trustees requested and received materials from the Advisers to assist them in considering the approval of the Advisory Agreements. Among other things, the Board reviewed reports from management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreements. Nor are the items described herein all-encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with their independent counsel for a full review of the materials. Following these sessions, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Advisers to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Advisers to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Advisers who provide the investment advisory and administrative services to the Fund. The Board determined that the Advisers’ portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Advisers’ compliance policies and procedures, including those used by the Investment Manager to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.
PERFORMANCE
The Board considered the investment performance of the Advisers with respect to the Fund, noting that the Advisers also act as investment adviser to certain funds with a similar investment objective and strategy. The Board further considered performance information of the Fund compared to eleven comparable multi-strategy unlisted closed-end funds selected by an independent third party (collectively, “Peer Group”), as well as a relevant index. The Board noted that the Fund’s total returns for the one-year and three-month periods ended March 31, 2025 were above the Peer Group median and average, and that the Fund also outperformed the relevant index for the one-year period ended Mach 31, 2025. The Board concluded that the performance of the Fund was satisfactory.

First Trust Alternative Opportunities Fund
FUND INFORMATION — Continued
September 30, 2025 (Unaudited)

FEES AND EXPENSES
The Board reviewed and considered the advisory fee rate, sub-advisory fee rate and total net expense ratio of the Fund, noting that the Investment Manager pays each Sub-Adviser from its fee. The Board compared the advisory fees, sub-advisory fees and total net expense ratio for the Fund with various comparative data, including a third-party report on the Fund’s Peer Group. The Board noted that the Fund’s advisory fees and total net expenses were higher than the Peer Group median and average but that if acquired fund fees and expenses were not included, the Fund’s total net expenses were lower than its Peer Group average and median. In addition, the Board noted that the Advisers have contractually agreed to limit total annual operating expenses for consecutive one-year terms unless the agreement was terminated. The Board concluded that the advisory fees paid by the Fund, the sub-advisory fees payable to the Sub-Advisers and total expense ratio were reasonable and satisfactory in light of the services provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the advisory fees under the Investment Management Agreement, and the fees paid by the Investment Manager to the Sub-Advisers under the Sub-Advisory Agreements, none of which include breakpoints. The Board considered the Fund’s advisory fees and the fees paid by the Investment Manager to the Sub-Advisers and concluded that such fees were reasonable and satisfactory in light of the services provided. The Board also noted the Investment Manager’s assessment that further economies of scale were not expected to be realized and its assessment that breakpoints were not necessary at this time.
PROFITABILITY OF INVESTMENT MANAGER AND SUB-ADVISERS
The Board considered and reviewed information concerning the costs incurred and profits realized by the Advisers from their relationship with the Fund, and took into account the Adviser’s profitability. The Board also reviewed the Investment Manager’s and Sub-Advisers’ financial condition and noted that each appeared stable. The Board determined that the advisory and sub-advisory fees and the compensation to the Investment Manager and Sub-Advisers were reasonable and the financial condition of each was adequate
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by the Investment Manager and Sub-Advisers from its management of the Fund including, without limitation, reputational benefits and the ability to market advisory services for similar products or other funds managed by the Investment Manager and Sub-Advisers in the future. The Board noted that the Investment Manager is an affiliate of the Fund’s distributor (the “Distributor”) and that the Distributor receives certain fees for its role as distributor and for other services related to the Fund that are paid by the Investment Manager. The Board further noted that the Sub-Advisers are not affiliated with the Distributor and do not derive any benefit from the Distributor’s relationship with the Fund. The Board noted that the Advisers do not have affiliations with the Fund’s transfer agent, fund accountant or custodian and therefore, do not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements.

First Trust Alternative Opportunities Fund
FUND INFORMATION — Continued
September 30, 2025 (Unaudited)

	TICKER	CUSIP
First Trust Alternative Opportunities Fund – Class A Shares	VFLAX	75943J209
First Trust Alternative Opportunities Fund – Class I Shares	VFLEX	75943J100
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877) 779-1999.
First Trust Alternative Opportunities Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Alternative Opportunities Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
account balances

•
account transactions

•
transaction history

•
wire transfer instructions

•
checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

First Trust Alternative Opportunities Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
open an account

•
provide account information

•
give us your contact information

•
make a wire transfer

•
tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes − information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as First Trust Capital Management, L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

(b)	Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations.

(a)(5)	There is no change to the registrant’s independent public accountant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Alternative Opportunities Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 5, 2025

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 5, 2025

* Print the name and title of each signing officer under his or her signature.